united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

17605 Wright Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Vertical Capital Income Fund
Cusip: 92535C104
VCAPX

Semi-Annual Report
March 31, 2016

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

May 31, 2016

Dear Shareholder,

We are pleased to report a successful mid-year update for Vertical Capital Income Fund (the “Fund”). Consistent with our primary investment objective to seek current income, the Fund once again paid continuous monthly dividends of approximately $0.20 per share from current earnings for the six-month period ended March 31, 2016. In addition, a special distribution of approximately $0.35 per share was paid in December 2015 as a result of net capital gains realized on loan sales and early loan payoffs during the last fiscal year, ending September 30, 2015. For the six-month period ended March 31, 2016, the Fund produced a total return (load waived) of 11.53% , compared to one of its key benchmarks, the Barclays Capital Mortgage Backed Securities Index, which reported a total return of 1.87%. Including the maximum load, the Fund’s total return was 6.53%. Since inception, the Fund has produced an annualized total return of 10.13%. By contrast, the SEC Yield, as of March 31, 2016, totaled 2.51%.

Update on Fund Strategy and Economic Outlook

During the last six months, equity markets have been volatile, causing many global investors to seek comfort in the U.S. Treasury market. This has driven interest rates down and caused a flattening of the yield curve; and as such, the 10-year Treasury yield now hovers at less than 2%. The Fed continues to send signals that it would like to raise short-term rates, but has not yet done so. Domestic interest rate policy continues to balance the effects of a potentially stronger dollar and whether it will negatively influence continued economic recovery, both in the U.S. and beyond. The outcome of the U.S. presidential election, terrorist attacks in Europe, the unsettled situation in the Middle East, and other negative world events continue to weigh heavily on investors and have resulted in increased demands for principal investment safety coupled with stable current yield.

The Fund’s primary investment objective is to generate current income, which it does primarily by investing in whole residential mortgage loans at a discount to their unpaid principal balance—thereby increasing the returns that would otherwise be generated based on the loans’ contractual interest rates.

The Fund does this by acquiring loans that are not eligible for purchase and securitization by U.S. government sponsored entities (GSEs) such as Fannie Mae and Freddie Mac. Such loans typically include technicalities that, in our opinion, do not materially affect the collectability of their principal and interest.

Our ability to find loans that meet the Fund’s targeted investment criteria depends largely on two factors:

•	The volume of new loan originations. The market is very large and new mortgage originations remain at healthy levels, exceeding $375 billion in the fourth quarter of 2015.

•	The percentage of new loans that do not meet GSE criteria for securitization. Although precise data does not exist in this regard, we know it is harder for financial institutions to originate loans that consistently meet all GSE purchase standards under the current regulatory environment.

We believe we will continue to see quality opportunities to invest in mortgage instruments that generate attractive yields over the mid-term bond market, including this segment of the residential mortgage market, as well as other segments such as non-prime, re-performing and jumbo loans, for example. That said, the current yield of our portfolio—net of the cost of administering the Fund—will at times be higher or lower than market benchmarks.

Consistent with past history, we continue to see a number of loans prepaid before maturity, allowing the Fund to capture the differences between cost bases and its unpaid principal balances as capital gains. The Fund has not sold assets during this reporting period; however, we continue to evaluate the benefits of asset sales and reinvestment to improve the quantitative and qualitative aspects of the portfolio.

Fund Results of Operations and Liquidity

Overall, the Fund is in good financial condition. It began the fiscal year with $166 million in total assets under management, which increased to $178 million as of March 31, 2016. The increase reflects new capital investment, net of redemptions and an increase in the underlying value of the assets.

Furthermore, the Fund continues to employ very low leverage—less than 8% of total assets—and began and ended this period with positive net working capital positions. The Fund continues to hold cash, which

[1]	A significant portion of the total return for the period is the result of a change in the pricing model used to value the mortgage notes owned by the Fund.

15601 Dallas Parkway, Suite 600 | Addison, Texas 75001 | 866.655.3600

provasicapital.com

is somewhat dilutive to returns in the short term, primarily to satisfy potential redemption requests and the pending extension of the Fund’s line of credit.

We look forward to another successful year and thank you for your investment in the Vertical Capital Income Fund.

Sincerely,

Michael D. Cohen
President

Past performance is neither indicative nor a guarantee of future results. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until 1/31/17, to ensure that the net annual Fund operating expenses will not exceed 1.85% (excluding Acquired Fund Fees and Expenses), subject to possible recoupment from the Fund in future years. Results shown reflect the Fund’s expense ratio, without which the results could have been lower. Without these waivers, the Fund’s total annual operating expenses would be 2.46%, and returns would have been lower. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please go to provasicapital.com or call 866.655.3600.

This material contains forward-looking statements relating to the business and financial outlook of Vertical Capital Income Fund that are based on our current expectations, estimates, forecasts and projections and are not guarantees of future performance. There is no assurance that the Fund will achieve its investment objective. Actual results may differ materially from those expressed in these forward-looking statements, and you should not place undue reliance on any such statements. A number of important factors could cause actual results to differ materially from the forward-looking statements contained in this material.

Barclays U.S. MBS Index (mortgage backed securities) covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Investors cannot directly invest in an index, and unmanaged index returns do not reflect fees, expenses, or sales charges.

The Fund’s distribution rate may be affected by numerous factors, including changes in realized and projected market returns, Fund performance, and other factors. There can be no assurance that an unanticipated change in market conditions or other unforeseen factors will not result in a change in the Fund’s distribution rate at a future time. The Fund’s distribution amounts were calculated based on the ordinary income received from the underlying investments, any shortterm capital gains realized from the disposition of such investments will be paid out annually. A portion of the distributions may consist of a return of capital based on the character of the distributions received from the underlying holdings. Distributions shown are Cumulative.

Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. The Fund will not invest in real estate directly, but, because the Fund will invest the majority of its assets in securities secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

SEC Yield calculated according to SEC form N-1A. The Adviser and the Fund have entered into an expense limitation agreement. The Fund’s SEC Yield without the expense limitation is 3.40% as of June 30, 2015 and 3.76% as of March 31, 2015.

7391-NLD-5/31/2016

Vertical Capital Income Fund
PERFORMANCE (Unaudited)
Since Inception through March 31, 2016*

	Six	One	Three	Since
	Months	Year	Years	Inception*
The Vertical Capital Income Fund	11.53%	15.14%	11.01%	10.13%
The Vertical Capital Income Fund with load	6.53%	9.92%	9.31%	8.95%
Barclays Capital Mortgage Backed Securities Index	1.87%	2.43%	2.70%	2.50%

*	The Fund commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

The Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of mortgage-backed securities of Ginnie Mae, Freddie Mac and Fannie Mae. Investors can not invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, is 2.67% per the December 18,2015 Prospectus. The table does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end,please call 1 -866-277-VCIF.

PORTFOLIO COMPOSITION** (Unaudited)

Mortgage Notes	99.5%
Other Investments	0.5%
100.0%

** Based on Investments at Value as of March 31, 2016.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$121,157	Loan ID 200003	Balloon	7.250%	9/1/2035	$113,368
281,348	Loan ID 200004	Fixed	7.990%	10/1/2036	295,415
71,843	Loan ID 200006	ARM	7.990%	1/1/2036	75,435
52,179	Loan ID 200008	ARM	4.000%	3/28/2035	54,788
51,853	Loan ID 200012	ARM	9.800%	7/1/2037	44,283
57,666	Loan ID 200013	Fixed	5.250%	9/1/2040	51,852
35,273	Loan ID 200015	Fixed	7.000%	8/1/2030	6,528
40,661	Loan ID 200016	ARM	10.375%	1/1/2031	42,694
54,222	Loan ID 200018	Fixed	7.000%	1/1/2033	53,552
62,471	Loan ID 200019	Fixed	4.000%	12/1/2036	65,594
78,851	Loan ID 200020	Fixed	5.630%	7/1/2033	82,793
101,249	Loan ID 200023	Fixed	5.875%	12/1/2050	82,777
137,885	Loan ID 200025	ARM	2.875%	3/1/2034	144,779
205,980	Loan ID 200026	Fixed	4.750%	1/1/2050	133,236
228,103	Loan ID 200028	Fixed	4.750%	6/1/2050	220,890
220,880	Loan ID 200029	Fixed	5.310%	7/1/2037	202,182
281,746	Loan ID 200031	Fixed	5.000%	1/1/2051	295,834
342,164	Loan ID 200032	Fixed	3.130%	1/1/2051	307,459
566,162	Loan ID 200035	Fixed	3.000%	11/1/2050	477,831
68,010	Loan ID 200036	Fixed	7.940%	1/12/2034	71,410
167,092	Loan ID 200037	Fixed	7.800%	5/1/2035	174,267
123,800	Loan ID 200041	Fixed	4.875%	8/1/2039	121,204
42,229	Loan ID 200042	Fixed	7.000%	12/1/2037	44,341
64,586	Loan ID 200043	Fixed	6.125%	7/1/2039	67,816
122,884	Loan ID 200045	Fixed	5.625%	12/1/2038	129,029
39,684	Loan ID 200046	Fixed	8.000%	7/1/2027	41,668
54,013	Loan ID 200048	Fixed	5.500%	8/1/2039	56,714
242,800	Loan ID 200049	Fixed	3.875%	3/1/2042	238,481
89,285	Loan ID 200051	Fixed	6.500%	10/1/2040	30,587
160,667	Loan ID 200052	Fixed	5.125%	5/1/2040	156,178
60,274	Loan ID 200053	Fixed	4.000%	9/1/2042	56,798
56,985	Loan ID 200054	Fixed	8.250%	3/1/2039	59,834
84,768	Loan ID 200055	Fixed	10.000%	1/5/2036	89,006
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	132,770
60,293	Loan ID 200059	Fixed	6.000%	8/1/2039	56,416
35,670	Loan ID 200060	Fixed	5.750%	8/1/2039	37,454
32,949	Loan ID 200061	Fixed	5.750%	7/1/2024	34,597
27,156	Loan ID 200065	ARM	6.875%	1/1/2037	24,753
224,153	Loan ID 200072	Fixed	5.040%	2/1/2051	235,360
178,984	Loan ID 200073	Fixed	5.210%	2/1/2026	187,933
163,632	Loan ID 200074	Fixed	5.110%	2/1/2031	171,813
210,731	Loan ID 200075	Fixed	4.250%	2/1/2042	218,317
174,818	Loan ID 200076	Fixed	4.250%	12/1/2041	162,620
76,480	Loan ID 200077	Fixed	3.750%	8/1/2042	78,199

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$34,360	Loan ID 200078	Fixed	7.000%	8/1/2036	$30,120
137,153	Loan ID 200079	Fixed	2.000%	8/1/2049	47,905
140,668	Loan ID 200081	Fixed	2.000%	9/1/2037	56,768
68,766	Loan ID 200082	Fixed	8.250%	4/1/2040	62,379
189,761	Loan ID 200084	Fixed	7.000%	3/1/2039	165,341
199,868	Loan ID 200086	Fixed	2.000%	11/1/2050	124,189
226,148	Loan ID 200087	Fixed	5.000%	3/1/2051	173,210
125,560	Loan ID 200088	Fixed	7.000%	6/1/2039	109,175
271,443	Loan ID 200089	Fixed	2.000%	3/1/2052	145,717
275,170	Loan ID 200090	Fixed	2.000%	11/1/2036	55,930
288,865	Loan ID 200091	Fixed	2.000%	11/1/2051	155,251
264,892	Loan ID 200092	Fixed	2.375%	5/1/2036	172,858
137,810	Loan ID 200093	Fixed	4.000%	2/1/2038	123,468
234,518	Loan ID 200094	ARM	2.625%	9/1/2037	181,759
386,359	Loan ID 200100	Fixed	2.000%	7/1/2037	346,946
75,208	Loan ID 200102	Fixed	8.250%	3/1/2040	68,418
186,435	Loan ID 200105	Fixed	2.000%	12/1/2050	89,345
155,727	Loan ID 200106	Fixed	2.000%	2/1/2052	51,463
436,927	Loan ID 200107	Fixed	2.000%	7/1/2052	173,812
189,451	Loan ID 200108	Fixed	3.000%	6/1/2047	114,884
114,522	Loan ID 200110	Fixed	8.250%	8/1/2039	104,199
207,062	Loan ID 200111	Fixed	5.000%	11/1/2050	154,207
305,250	Loan ID 200112	Fixed	4.000%	9/1/2049	101,552
127,310	Loan ID 200114	Fixed	2.000%	10/1/2051	61,602
409,665	Loan ID 200115	Fixed	2.000%	11/1/2051	137,593
149,554	Loan ID 200116	Fixed	7.125%	3/1/2039	130,410
408,465	Loan ID 200125	Fixed	2.000%	5/1/2051	167,003
127,294	Loan ID 200126	Fixed	8.250%	8/1/2039	115,909
142,509	Loan ID 200127	Fixed	5.000%	8/1/2039	108,912
73,588	Loan ID 200128	Fixed	3.000%	7/1/2037	42,725
464,668	Loan ID 200129	Fixed	4.625%	3/1/2052	343,863
35,842	Loan ID 200131	Fixed	3.875%	11/1/2027	36,973
233,017	Loan ID 200133	Fixed	3.490%	1/1/2043	235,623
187,527	Loan ID 200134	Fixed	3.750%	12/1/2042	190,244
125,912	Loan ID 200135	Fixed	4.375%	12/1/2042	132,208
246,165	Loan ID 200136	Fixed	2.875%	10/1/2027	234,916
129,217	Loan ID 200137	Fixed	4.500%	9/1/2042	135,677
48,926	Loan ID 200139	Fixed	4.625%	5/1/2027	51,372
80,603	Loan ID 200141	Fixed	4.250%	2/1/2042	84,634
129,692	Loan ID 200143	Fixed	3.000%	2/1/2037	127,314
394,628	Loan ID 200145	Fixed	2.000%	8/1/2051	254,313
100,325	Loan ID 200152	ARM	3.125%	9/1/2037	88,926
99,637	Loan ID 200154	Fixed	11.050%	9/1/2037	104,619
54,616	Loan ID 200156	Fixed	8.130%	9/19/2032	57,346

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$123,350	Loan ID 200157	Fixed	3.750%	1/1/2043	$126,465
160,868	Loan ID 200158	Fixed	3.625%	12/1/2042	164,244
186,212	Loan ID 200159	Fixed	3.750%	6/1/2042	191,341
130,034	Loan ID 200160	Fixed	3.250%	2/1/2043	128,157
477,897	Loan ID 200161	Fixed	3.875%	11/1/2041	495,139
229,375	Loan ID 200162	Fixed	3.875%	7/1/2042	237,701
122,067	Loan ID 200163	Fixed	4.000%	1/1/2042	127,124
104,734	Loan ID 200164	Fixed	4.000%	7/1/2042	108,916
201,863	Loan ID 200165	Fixed	4.375%	12/1/2041	211,956
122,209	Loan ID 200166	Fixed	4.000%	2/1/2032	126,823
129,766	Loan ID 200168	Fixed	3.750%	10/1/2042	132,042
24,842	Loan ID 200169	Fixed	6.923%	9/1/2034	26,084
101,052	Loan ID 200171	Fixed	6.500%	4/1/2036	106,105
144,196	Loan ID 200172	Fixed	7.250%	2/1/2037	151,392
93,273	Loan ID 200174	Fixed	7.340%	4/1/2037	97,936
54,176	Loan ID 200175	Fixed	9.600%	5/1/2037	56,689
103,103	Loan ID 200176	Fixed	6.600%	3/1/2037	41,727
60,475	Loan ID 200177	Fixed	8.000%	1/11/2022	63,499
43,048	Loan ID 200178	Fixed	6.500%	5/10/2016	45,200
22,281	Loan ID 200179	Fixed	7.250%	7/27/2019	23,395
19,330	Loan ID 200180	Fixed	6.500%	7/8/2016	20,297
111,358	Loan ID 200181	Fixed	7.500%	3/1/2016	116,925
88,450	Loan ID 200182	Fixed	8.750%	10/10/2016	92,872
267,524	Loan ID 200183	Fixed	4.125%	12/1/2032	279,837
76,121	Loan ID 200184	Fixed	4.375%	12/1/2042	58,325
28,725	Loan ID 200185	Fixed	5.375%	6/1/2042	30,161
54,795	Loan ID 200186	Fixed	5.125%	8/1/2042	57,535
154,230	Loan ID 200188	Fixed	3.875%	2/1/2043	159,482
172,953	Loan ID 200189	Fixed	4.125%	8/1/2042	181,297
344,756	Loan ID 200190	Fixed	3.625%	11/1/2042	351,792
134,461	Loan ID 200191	Fixed	4.125%	11/1/2042	138,840
190,927	Loan ID 200192	Fixed	4.250%	11/1/2042	200,474
168,094	Loan ID 200194	Fixed	4.750%	9/1/2041	147,406
273,917	Loan ID 200195	Fixed	3.875%	3/1/2042	283,815
102,836	Loan ID 200196	Fixed	4.500%	1/1/2043	107,978
40,044	Loan ID 200197	Fixed	4.750%	11/1/2042	42,046
41,857	Loan ID 200198	Fixed	5.250%	10/1/2042	43,950
295,602	Loan ID 200199	Fixed	4.000%	9/1/2042	306,556
251,410	Loan ID 200200	Fixed	3.875%	9/1/2042	202,830
58,534	Loan ID 200201	Fixed	5.125%	8/1/2041	61,460
60,555	Loan ID 200202	Fixed	4.375%	12/1/2042	63,582
24,144	Loan ID 200206	Fixed	3.990%	12/1/2042	22,262
50,425	Loan ID 200208	Fixed	4.250%	1/1/2043	52,759
215,006	Loan ID 200209	Fixed	3.875%	8/1/2042	222,837

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$90,155	Loan ID 200210	Fixed	4.625%	5/1/2043	$94,663
138,436	Loan ID 200212	Fixed	3.875%	2/1/2042	111,623
292,320	Loan ID 200213	Fixed	4.125%	1/1/2038	241,282
59,754	Loan ID 200214	Fixed	5.750%	7/1/2039	62,742
118,202	Loan ID 200216	Fixed	5.750%	9/1/2039	118,295
144,634	Loan ID 200217	Fixed	5.250%	7/1/2040	151,866
77,203	Loan ID 200218	Fixed	4.250%	12/1/2041	41,550
204,642	Loan ID 200219	Fixed	4.250%	4/1/2043	214,874
220,274	Loan ID 200220	Fixed	3.875%	5/1/2043	197,500
170,101	Loan ID 200221	Fixed	4.250%	4/1/2043	161,116
129,568	Loan ID 200222	Fixed	4.125%	5/1/2043	120,156
254,426	Loan ID 200223	Fixed	4.125%	5/1/2043	266,443
217,066	Loan ID 200224	Fixed	4.000%	7/1/2043	197,165
83,854	Loan ID 200226	Fixed	5.250%	7/1/2041	88,047
52,415	Loan ID 200228	Fixed	4.625%	8/1/2042	55,035
167,130	Loan ID 200229	Fixed	3.750%	7/1/2042	152,485
150,542	Loan ID 200230	Fixed	3.500%	2/1/2043	130,034
134,149	Loan ID 200231	Fixed	3.625%	12/1/2042	87,528
70,935	Loan ID 200232	Fixed	3.875%	8/1/2042	73,508
184,301	Loan ID 200233	Fixed	2.990%	11/1/2027	154,130
95,981	Loan ID 200235	Fixed	3.750%	12/1/2042	98,737
324,090	Loan ID 200238	ARM	3.625%	7/1/2035	315,291
148,706	Loan ID 200242	Fixed	3.250%	10/1/2042	84,141
122,043	Loan ID 200243	Fixed	3.750%	4/1/2043	109,167
29,177	Loan ID 200244	Fixed	5.000%	5/1/2042	30,635
208,219	Loan ID 200245	Fixed	3.875%	3/1/2043	215,673
94,637	Loan ID 200286	Fixed	4.500%	7/1/2043	99,368
103,075	Loan ID 200287	Fixed	4.375%	7/1/2043	108,229
347,249	Loan ID 200288	Fixed	4.375%	11/1/2041	362,242
351,452	Loan ID 200289	Fixed	5.500%	9/1/2043	369,024
298,083	Loan ID 200290	Fixed	4.250%	4/1/2043	312,987
452,205	Loan ID 200292	Fixed	3.875%	6/1/2043	468,460
184,366	Loan ID 200294	Fixed	3.875%	2/1/2043	190,746
262,934	Loan ID 200295	Fixed	3.875%	6/1/2043	272,225
213,002	Loan ID 200296	Fixed	3.250%	2/1/2043	182,524
183,998	Loan ID 200297	Fixed	3.375%	10/1/2042	183,664
200,072	Loan ID 200299	Fixed	3.625%	10/1/2042	173,949
119,788	Loan ID 200300	Fixed	8.400%	10/20/2037	125,777
104,009	Loan ID 200302	Fixed	9.875%	10/1/2035	57,339
70,080	Loan ID 200303	Fixed	5.250%	10/1/2032	44,792
144,594	Loan ID 200304	Fixed	7.250%	10/1/2033	151,823
252,502	Loan ID 200305	Fixed	7.000%	3/1/2036	142,341
732,221	Loan ID 200306	Fixed	4.870%	5/1/2049	652,470
50,231	Loan ID 200307	Fixed	6.500%	7/1/2031	52,742

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$111,642	Loan ID 200308	ARM	6.750%	5/1/2035	$62,445
214,631	Loan ID 200309	Fixed	2.000%	12/1/2048	196,997
134,678	Loan ID 200312	Fixed	9.000%	4/1/2039	141,412
47,815	Loan ID 200313	Fixed	8.500%	3/1/2028	36,602
63,927	Loan ID 200314	Fixed	8.000%	3/1/2040	37,359
317,856	Loan ID 200315	ARM	3.500%	6/1/2037	260,506
76,734	Loan ID 200317	Fixed	7.000%	9/1/2032	80,090
282,890	Loan ID 200318	Fixed	6.500%	10/1/2036	155,071
303,463	Loan ID 200321	Fixed	2.375%	6/1/2049	168,292
547,435	Loan ID 200324	Fixed	5.500%	11/1/2037	240,856
559,389	Loan ID 200325	Fixed	6.000%	5/1/2042	214,192
78,861	Loan ID 200326	Fixed	8.375%	10/1/2036	82,747
153,442	Loan ID 200327	Fixed	6.790%	10/26/2036	149,969
113,811	Loan ID 200329	Fixed	6.880%	3/1/2036	119,502
258,799	Loan ID 200330	Fixed	7.000%	8/1/2037	254,317
104,712	Loan ID 200332	Fixed	5.775%	10/1/2037	106,916
92,266	Loan ID 200334	Fixed	7.000%	1/1/2033	74,233
276,976	Loan ID 200335	Fixed	2.000%	11/1/2052	162,474
119,766	Loan ID 200336	Fixed	7.000%	12/1/2042	60,423
46,301	Loan ID 200337	Fixed	7.000%	10/1/2034	48,616
54,161	Loan ID 200338	ARM	10.500%	8/1/2029	56,869
167,519	Loan ID 200339	Fixed	2.000%	10/1/2033	137,957
35,708	Loan ID 200340	Fixed	7.000%	3/1/2030	37,493
295,654	Loan ID 200341	Fixed	7.000%	8/1/2035	194,104
20,971	Loan ID 200342	Fixed	5.375%	10/1/2019	22,020
64,544	Loan ID 200348	Fixed	6.500%	7/1/2038	62,221
242,087	Loan ID 200349	Fixed	7.000%	1/1/2037	147,194
60,672	Loan ID 200350	Fixed	7.500%	3/1/2029	63,705
73,215	Loan ID 200352	Fixed	7.000%	8/1/2030	43,537
44,044	Loan ID 200355	ARM	7.875%	7/1/2032	40,551
106,930	Loan ID 200357	Fixed	8.500%	4/1/2027	112,276
140,342	Loan ID 200358	Fixed	3.000%	4/1/2025	134,346
30,749	Loan ID 200360	ARM	3.000%	1/1/2025	30,749
73,330	Loan ID 200361	Fixed	7.500%	1/1/2034	76,996
148,499	Loan ID 200362	Fixed	5.000%	6/1/2045	86,287
148,054	Loan ID 200363	Fixed	6.000%	3/1/2049	140,604
93,154	Loan ID 200364	Fixed	10.000%	11/1/2037	97,812
68,731	Loan ID 200366	Fixed	6.250%	1/1/2033	72,168
230,549	Loan ID 200368	Fixed	4.500%	4/1/2036	153,448
270,705	Loan ID 200369	Fixed	6.000%	4/1/2044	284,241
61,689	Loan ID 200373	Fixed	7.000%	12/1/2036	53,587
78,474	Loan ID 200374	ARM	7.000%	5/1/2034	78,474
433,928	Loan ID 200376	Fixed	2.900%	6/1/2053	314,642

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$81,205	Loan ID 200377	ARM	4.500%	10/1/2036	$70,371
234,189	Loan ID 200378	Fixed	5.500%	5/1/2045	187,221
187,669	Loan ID 200380	Fixed	4.220%	4/1/2049	82,384
290,740	Loan ID 200381	Fixed	4.780%	6/1/2037	257,642
114,030	Loan ID 200382	Fixed	4.850%	7/1/2037	31,402
395,814	Loan ID 200383	Fixed	5.030%	12/1/2046	356,841
299,436	Loan ID 200384	Fixed	5.000%	11/1/2047	253,856
147,928	Loan ID 200385	Fixed	8.250%	1/1/2040	155,324
225,807	Loan ID 200386	Fixed	6.000%	3/1/2041	213,616
76,652	Loan ID 200387	Fixed	4.000%	6/1/2039	64,336
196,240	Loan ID 200388	Fixed	4.000%	3/1/2051	135,997
122,762	Loan ID 200389	Fixed	4.820%	8/1/2047	108,649
203,885	Loan ID 200390	Fixed	4.780%	4/16/2047	153,315
179,449	Loan ID 200391	Fixed	4.000%	1/13/2035	152,867
68,460	Loan ID 200392	Fixed	10.000%	6/5/2034	39,391
106,522	Loan ID 200393	Fixed	5.070%	8/1/2037	95,848
131,300	Loan ID 200394	Fixed	7.150%	8/1/2037	129,689
81,459	Loan ID 200395	Fixed	4.860%	4/1/2047	72,392
74,147	Loan ID 200396	Fixed	10.000%	2/1/2036	77,854
120,331	Loan ID 200397	ARM	9.375%	9/1/2037	107,102
139,494	Loan ID 200398	Fixed	4.800%	2/1/2037	123,675
80,879	Loan ID 200399	Fixed	4.980%	6/1/2037	61,831
53,798	Loan ID 200403	Fixed	8.300%	10/15/2032	55,017
58,563	Loan ID 200404	Fixed	8.100%	5/1/2037	59,387
101,235	Loan ID 200405	Fixed	4.870%	12/1/2035	90,569
117,813	Loan ID 200406	Fixed	4.875%	10/1/2051	105,473
237,532	Loan ID 200407	Fixed	6.500%	4/1/2042	244,247
206,291	Loan ID 200408	Fixed	6.000%	4/1/2039	170,948
348,342	Loan ID 200409	Fixed	6.000%	2/1/2049	288,700
107,719	Loan ID 200411	Fixed	8.275%	6/1/2037	109,772
372,684	Loan ID 200412	Fixed	7.750%	8/1/2040	271,143
253,341	Loan ID 200413	Fixed	5.150%	11/1/2047	229,637
86,184	Loan ID 200415	Fixed	6.000%	4/1/2050	42,957
184,732	Loan ID 200416	Fixed	4.670%	8/1/2053	162,802
72,585	Loan ID 200417	Fixed	7.000%	5/1/2035	76,214
58,067	Loan ID 200418	Fixed	4.000%	6/1/2035	53,517
171,342	Loan ID 200419	Fixed	4.000%	12/19/2035	157,319
171,576	Loan ID 200420	Fixed	4.225%	4/10/2038	145,760
77,712	Loan ID 200421	Fixed	7.710%	8/1/2037	77,841
137,284	Loan ID 200422	Fixed	3.830%	8/1/2053	94,245
132,289	Loan ID 200423	Fixed	4.500%	6/1/2043	118,835
118,378	Loan ID 200424	Fixed	4.000%	9/1/2028	123,222
256,847	Loan ID 200427	Fixed	3.625%	3/1/2043	261,673
230,905	Loan ID 200430	Fixed	3.625%	7/1/2043	234,676

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$193,023	Loan ID 200431	Fixed	4.625%	7/1/2043	$202,675
312,320	Loan ID 200432	Fixed	4.875%	5/1/2043	327,936
131,720	Loan ID 200433	Fixed	4.250%	8/1/2043	138,306
163,402	Loan ID 200434	Fixed	5.250%	10/1/2043	171,572
201,341	Loan ID 200435	Fixed	4.625%	11/1/2052	193,159
217,986	Loan ID 200436	Fixed	3.750%	4/1/2043	223,703
336,271	Loan ID 200437	Fixed	5.625%	10/1/2043	353,085
45,073	Loan ID 200439	Fixed	5.000%	8/1/2041	47,327
9	Loan ID 200440	Fixed	8.000%	6/1/2016	9
197,208	Loan ID 200441	Fixed	6.000%	4/1/2045	161,854
440,897	Loan ID 200442	Fixed	5.000%	12/1/2043	339,659
278,381	Loan ID 200443	Fixed	3.000%	7/1/2049	167,663
262,526	Loan ID 200444	Fixed	4.380%	11/1/2038	189,117
165,626	Loan ID 200445	Fixed	5.250%	2/1/2039	173,907
54,657	Loan ID 200447	Fixed	5.875%	11/4/2034	57,390
79,125	Loan ID 200448	Fixed	5.750%	5/1/2042	64,296
128,298	Loan ID 200449	Fixed	5.000%	7/1/2041	134,713
366,981	Loan ID 200451	Fixed	6.250%	7/1/2038	385,330
137,521	Loan ID 200452	Fixed	2.000%	11/1/2041	73,691
16,870	Loan ID 200453	Fixed	4.550%	3/1/2026	17,714
249,240	Loan ID 200456	Fixed	2.000%	11/1/2038	194,196
213,776	Loan ID 200457	Fixed	5.750%	12/10/2030	200,285
192,287	Loan ID 200460	Fixed	7.000%	7/1/2041	201,901
388,859	Loan ID 200462	Fixed	6.000%	7/1/2037	321,136
157,872	Loan ID 200463	Fixed	6.000%	3/1/2037	30,944
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	200,222
250,164	Loan ID 200465	Fixed	6.500%	7/1/2037	261,634
454,008	Loan ID 200466	Fixed	7.000%	7/1/2037	394,415
390,181	Loan ID 200467	Fixed	5.500%	9/1/2044	306,939
95,348	Loan ID 200468	Fixed	5.625%	12/1/2044	76,701
132,051	Loan ID 200469	Fixed	6.500%	7/1/2037	111,924
361,840	Loan ID 200472	Fixed	4.250%	9/1/2042	379,932
297,442	Loan ID 200473	Fixed	4.000%	12/1/2042	268,118
244,534	Loan ID 200474	Fixed	5.750%	11/1/2050	256,760
171,260	Loan ID 200475	Fixed	5.450%	7/1/2049	123,637
193,588	Loan ID 200476	Fixed	6.000%	9/1/2050	195,969
227,237	Loan ID 200477	Fixed	4.125%	12/1/2028	237,300
134,130	Loan ID 200479	Fixed	3.500%	8/1/2026	135,276
117,828	Loan ID 200482	Fixed	4.375%	11/1/2028	123,719
110,687	Loan ID 200483	Fixed	4.375%	11/1/2028	116,221
76,523	Loan ID 200485	Fixed	4.125%	2/1/2043	80,167
255,842	Loan ID 200486	Fixed	3.500%	1/1/2043	258,100
471,448	Loan ID 200487	Fixed	6.000%	3/1/2037	268,782
162,246	Loan ID 200488	Fixed	4.250%	1/1/2044	147,547

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$117,362	Loan ID 200489	Fixed	4.000%	3/1/2043	$105,326
85,635	Loan ID 200490	Fixed	4.000%	11/1/2028	89,208
209,478	Loan ID 200491	Fixed	5.500%	10/1/2039	219,952
123,549	Loan ID 200492	Fixed	4.000%	1/1/2043	128,345
69,598	Loan ID 200493	Fixed	4.500%	12/1/2025	73,078
282,279	Loan ID 200494	Fixed	4.625%	10/1/2043	273,086
360,211	Loan ID 200495	Fixed	4.875%	12/1/2041	378,222
205,288	Loan ID 200496	Fixed	3.875%	2/1/2043	211,496
330,922	Loan ID 200497	Fixed	3.250%	4/1/2043	328,241
277,891	Loan ID 200499	Fixed	4.250%	1/1/2043	290,416
224,477	Loan ID 200500	Fixed	5.875%	2/1/2037	226,162
153,847	Loan ID 200501	Fixed	7.250%	12/1/2037	161,539
192,546	Loan ID 200502	Fixed	5.000%	6/1/2049	139,853
267,399	Loan ID 200503	Fixed	7.500%	8/1/2037	280,769
392,868	Loan ID 200504	Fixed	3.375%	3/1/2043	392,835
75,825	Loan ID 200507	Fixed	4.500%	9/1/2042	79,616
255,770	Loan ID 200508	Fixed	2.000%	10/1/2040	194,044
305,806	Loan ID 200509	Fixed	2.000%	12/1/2052	140,214
251,937	Loan ID 200511	Fixed	4.875%	1/1/2044	264,534
339,787	Loan ID 200514	Fixed	3.000%	4/1/2047	292,197
101,725	Loan ID 200515	Fixed	8.250%	2/1/2039	106,812
393,598	Loan ID 200516	Fixed	5.250%	1/1/2037	308,818
105,969	Loan ID 200517	Fixed	8.000%	5/1/2039	95,997
206,468	Loan ID 200518	Fixed	3.000%	12/1/2050	172,313
320,395	Loan ID 200519	Fixed	3.000%	11/1/2049	270,834
68,580	Loan ID 200520	Fixed	3.260%	7/1/2053	44,097
123,125	Loan ID 200524	Fixed	3.500%	6/1/2043	122,393
290,600	Loan ID 200525	Fixed	3.250%	12/1/2042	248,613
113,520	Loan ID 200527	Fixed	4.500%	12/1/2043	119,196
139,350	Loan ID 200528	Fixed	4.375%	2/1/2044	146,317
403,714	Loan ID 200529	Fixed	4.625%	2/1/2044	423,900
33,096	Loan ID 200530	Fixed	5.375%	2/1/2044	34,751
177,274	Loan ID 200531	Fixed	4.625%	11/1/2043	186,138
115,445	Loan ID 200532	Fixed	3.250%	7/1/2043	98,546
61,974	Loan ID 200536	Fixed	3.750%	10/1/2042	41,105
125,638	Loan ID 200537	Fixed	4.500%	3/1/2042	109,117
94,935	Loan ID 200538	Fixed	4.750%	1/1/2043	99,681
86,037	Loan ID 200540	Fixed	3.875%	2/1/2043	89,087
57,601	Loan ID 200543	ARM	7.250%	2/1/2037	5,894
387,364	Loan ID 200544	Fixed	5.000%	2/1/2044	406,732
60,396	Loan ID 200545	Fixed	4.375%	2/1/2029	57,220
123,726	Loan ID 200546	Fixed	5.375%	12/1/2043	129,912
172,188	Loan ID 200548	Fixed	5.250%	2/1/2044	180,797
158,610	Loan ID 200550	Fixed	3.750%	3/1/2043	162,647

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$312,266	Loan ID 200551	Fixed	4.375%	1/1/2044	$327,880
286,084	Loan ID 200553	Fixed	4.625%	12/1/2043	300,388
223,908	Loan ID 200555	Fixed	4.375%	1/1/2044	234,270
385,033	Loan ID 200556	Fixed	3.625%	12/1/2028	391,735
109,781	Loan ID 200557	Fixed	9.077%	8/1/2035	115,270
104,276	Loan ID 200558	Fixed	6.590%	7/1/2037	107,556
194,865	Loan ID 200559	Fixed	9.500%	4/14/2035	204,608
122,809	Loan ID 200560	Fixed	5.750%	5/1/2035	128,949
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	237,463
141,324	Loan ID 200564	Fixed	4.875%	5/1/2039	138,611
540,019	Loan ID 200565	Fixed	4.000%	6/1/2037	379,389
378,729	Loan ID 200566	Fixed	6.500%	7/1/2047	315,430
134,580	Loan ID 200567	Fixed	3.375%	5/1/2043	134,652
100,949	Loan ID 200569	Fixed	5.125%	2/1/2044	105,996
436,409	Loan ID 200570	Fixed	3.625%	6/1/2043	444,348
138,931	Loan ID 200571	Fixed	4.500%	7/1/2043	145,877
168,743	Loan ID 200572	Fixed	4.375%	3/1/2044	177,181
98,055	Loan ID 200573	Fixed	3.750%	9/1/2042	99,788
132,563	Loan ID 200574	Fixed	4.875%	1/1/2044	139,192
224,380	Loan ID 200577	Fixed	3.125%	4/1/2028	219,615
187,279	Loan ID 200578	Fixed	4.750%	8/1/2040	196,643
49,737	Loan ID 200579	Fixed	4.875%	5/1/2042	47,627
180,175	Loan ID 200580	Fixed	4.125%	11/1/2041	165,227
39,353	Loan ID 200581	Fixed	4.750%	9/1/2042	41,001
380,891	Loan ID 200582	Fixed	4.000%	11/1/2042	312,664
91,249	Loan ID 200583	Fixed	3.625%	9/1/2027	92,854
356,685	Loan ID 200584	Fixed	3.375%	4/1/2043	299,257
161,498	Loan ID 200585	Fixed	4.000%	5/1/2042	91,698
334,754	Loan ID 200586	Fixed	3.500%	1/1/2043	338,573
257,571	Loan ID 200588	Fixed	3.750%	5/1/2042	264,994
61,518	Loan ID 200590	Fixed	4.125%	7/1/2042	64,339
104,681	Loan ID 200591	Fixed	4.875%	3/1/2043	109,915
100,038	Loan ID 200592	Fixed	4.375%	6/1/2042	104,544
68,717	Loan ID 200593	Fixed	3.875%	6/1/2042	69,644
232,029	Loan ID 200594	Fixed	4.250%	4/1/2043	219,591
40,191	Loan ID 200597	Fixed	5.625%	2/1/2044	42,201
138,292	Loan ID 200598	Fixed	4.625%	2/1/2044	143,539
122,721	Loan ID 200599	Fixed	4.125%	2/1/2043	128,358
202,491	Loan ID 200600	Fixed	4.625%	4/1/2044	212,616
111,150	Loan ID 200601	Fixed	4.000%	3/1/2043	115,893
188,558	Loan ID 200602	Fixed	3.750%	3/1/2043	193,982
72,528	Loan ID 200603	Fixed	4.125%	6/1/2043	75,520
75,110	Loan ID 200604	Fixed	3.500%	1/1/2043	75,725
143,534	Loan ID 200605	Fixed	4.875%	11/1/2043	82,258

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$130,783	Loan ID 200606	Fixed	3.625%	12/1/2042	$131,460
229,304	Loan ID 200607	Fixed	2.875%	11/1/2027	219,717
138,427	Loan ID 200608	Fixed	4.125%	11/1/2043	129,551
59,422	Loan ID 200611	Fixed	4.625%	5/1/2043	62,394
128,359	Loan ID 200612	Fixed	4.500%	2/1/2043	122,825
209,781	Loan ID 200613	Fixed	3.369%	1/1/2043	206,898
105,351	Loan ID 200614	Fixed	5.000%	1/1/2044	110,618
103,939	Loan ID 200615	Fixed	4.250%	8/1/2043	109,136
345,394	Loan ID 200616	Fixed	4.875%	2/1/2044	362,663
93,334	Loan ID 200617	Fixed	4.750%	9/1/2043	46,907
131,602	Loan ID 200618	Fixed	4.375%	5/1/2042	137,305
233,943	Loan ID 200620	Fixed	4.250%	10/1/2043	194,567
135,076	Loan ID 200621	Fixed	3.625%	1/1/2043	136,302
74,964	Loan ID 200623	Fixed	4.375%	12/1/2042	78,713
259,573	Loan ID 200624	Fixed	4.125%	4/1/2043	271,197
120,949	Loan ID 200625	Fixed	4.500%	11/1/2043	77,560
118,901	Loan ID 200626	Fixed	4.500%	10/1/2043	101,013
134,065	Loan ID 200627	Fixed	4.250%	10/1/2043	140,768
84,728	Loan ID 200628	Fixed	3.250%	2/1/2028	83,752
157,512	Loan ID 200629	Fixed	4.375%	9/1/2043	144,543
168,424	Loan ID 200630	Fixed	5.250%	9/1/2043	176,845
297,530	Loan ID 200631	Fixed	3.250%	6/1/2043	295,207
349,033	Loan ID 200632	Fixed	5.250%	5/1/2044	366,484
228,268	Loan ID 200633	Fixed	5.125%	5/1/2044	239,681
236,289	Loan ID 200634	Fixed	4.375%	1/1/2044	244,250
109,322	Loan ID 200635	Fixed	3.750%	5/1/2029	110,414
197,486	Loan ID 200636	Fixed	3.750%	2/1/2053	207,360
191,441	Loan ID 200638	Fixed	3.875%	3/1/2043	152,787
172,541	Loan ID 200641	Fixed	5.250%	4/1/2044	181,168
147,504	Loan ID 200642	Fixed	5.000%	3/1/2044	132,172
171,067	Loan ID 200644	Fixed	4.750%	3/1/2044	179,620
119,575	Loan ID 200645	Fixed	5.000%	4/1/2044	125,208
120,040	Loan ID 200647	Fixed	4.250%	1/1/2044	126,042
156,348	Loan ID 200648	Fixed	4.750%	3/1/2044	164,165
144,843	Loan ID 200649	Fixed	4.375%	3/1/2044	131,483
131,672	Loan ID 200650	Fixed	4.875%	5/1/2044	127,571
267,516	Loan ID 200651	Fixed	3.625%	7/1/2043	270,926
172,686	Loan ID 200652	Fixed	4.125%	5/1/2038	127,412
356,410	Loan ID 200653	Fixed	4.000%	4/1/2053	333,867
281,473	Loan ID 200654	Fixed	5.125%	2/1/2041	183,156
143,140	Loan ID 200655	Fixed	3.375%	5/1/2043	140,246
157,548	Loan ID 200656	Fixed	6.875%	7/1/2037	74,126
146,903	Loan ID 200657	Fixed	4.875%	8/1/2051	154,248
287,462	Loan ID 200659	Fixed	4.000%	3/1/2053	220,640

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$186,406	Loan ID 200660	Fixed	5.875%	3/1/2038	$175,076
215,130	Loan ID 200662	Fixed	5.000%	3/1/2044	225,886
70,077	Loan ID 200663	Fixed	4.750%	5/1/2044	71,496
279,666	Loan ID 200664	Fixed	4.750%	4/1/2044	274,438
271,793	Loan ID 200665	Fixed	5.299%	12/1/2046	140,562
218,370	Loan ID 200666	Fixed	5.890%	8/26/2035	135,062
308,494	Loan ID 200668	Fixed	3.625%	4/1/2043	310,106
157,831	Loan ID 200669	Fixed	5.250%	4/1/2044	165,722
66,189	Loan ID 200670	Fixed	4.375%	2/1/2029	62,911
241,273	Loan ID 200671	Fixed	4.625%	8/1/2043	230,504
161,230	Loan ID 200672	Fixed	3.750%	7/1/2043	144,724
314,177	Loan ID 200674	Fixed	4.500%	5/1/2044	290,380
302,737	Loan ID 200675	Fixed	5.125%	4/1/2044	317,199
129,405	Loan ID 200677	Fixed	3.625%	5/1/2028	131,938
473,218	Loan ID 200678	Fixed	4.375%	2/1/2044	496,755
258,473	Loan ID 200679	Fixed	5.000%	4/1/2044	193,417
64,723	Loan ID 200680	Fixed	5.375%	3/1/2044	63,987
193,243	Loan ID 200682	Fixed	4.875%	5/1/2044	182,501
216,187	Loan ID 200683	Fixed	4.500%	4/1/2044	226,996
128,444	Loan ID 200684	Fixed	4.875%	4/1/2044	134,866
233,856	Loan ID 200685	Fixed	4.875%	5/1/2044	243,639
152,307	Loan ID 200688	Fixed	4.250%	3/1/2053	130,119
136,998	Loan ID 200689	Fixed	4.375%	12/1/2043	123,482
230,627	Loan ID 200690	Fixed	4.250%	4/1/2044	212,885
293,114	Loan ID 200691	Fixed	4.500%	5/1/2044	307,770
247,937	Loan ID 200692	Fixed	4.625%	7/1/2044	255,415
108,971	Loan ID 200694	Fixed	4.500%	9/1/2043	114,420
49,593	Loan ID 200696	Fixed	3.750%	10/1/2042	51,015
138,280	Loan ID 200697	Fixed	4.500%	1/1/2044	127,149
190,643	Loan ID 200699	Fixed	4.125%	7/1/2044	196,576
95,951	Loan ID 200700	Fixed	4.250%	2/1/2044	99,715
170,434	Loan ID 200701	Fixed	4.750%	6/1/2044	178,955
98,922	Loan ID 200704	Fixed	4.375%	3/1/2043	103,868
135,963	Loan ID 200705	Fixed	4.625%	4/1/2044	142,761
104,717	Loan ID 200706	Fixed	4.990%	6/1/2044	108,824
101,867	Loan ID 200707	Fixed	4.875%	2/1/2044	106,960
135,642	Loan ID 200708	Fixed	4.875%	2/1/2044	142,424
52,266	Loan ID 200709	Fixed	4.375%	4/1/2043	54,879
117,543	Loan ID 200710	Fixed	4.500%	7/1/2044	122,954
118,406	Loan ID 200711	Fixed	3.750%	7/1/2043	106,102
220,449	Loan ID 200712	Fixed	3.875%	2/1/2044	196,962
99,792	Loan ID 200713	Fixed	4.250%	12/1/2043	104,467
614,394	Loan ID 200714	Fixed	2.175%	11/1/2036	475,432
210,962	Loan ID 200716	ARM	3.230%	8/1/2037	154,819

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$145,636	Loan ID 200720	ARM	3.250%	4/1/2042	$152,917
188,086	Loan ID 200721	Fixed	3.000%	8/1/2037	113,809
191,871	Loan ID 200725	Fixed	7.000%	7/1/2037	92,886
150,871	Loan ID 200726	Fixed	4.125%	9/1/2037	138,869
179,042	Loan ID 200727	Fixed	2.625%	7/1/2037	143,566
351,276	Loan ID 200729	ARM	3.375%	11/1/2037	189,187
446,642	Loan ID 200730	ARM	2.625%	9/1/2036	308,712
202,448	Loan ID 200732	Fixed	3.125%	9/1/2027	170,948
236,556	Loan ID 200733	Fixed	3.750%	12/1/2042	243,184
248,587	Loan ID 200734	ARM	3.375%	4/1/2044	258,157
104,152	Loan ID 200735	Fixed	4.500%	6/1/2044	107,568
147,253	Loan ID 200736	Fixed	4.750%	5/1/2044	127,190
145,086	Loan ID 200737	Fixed	4.750%	5/1/2044	109,190
600,440	Loan ID 200738	Fixed	4.125%	6/1/2044	629,740
359,803	Loan ID 200739	Fixed	4.625%	8/1/2044	317,194
133,940	Loan ID 200740	Fixed	4.875%	6/1/2044	140,637
111,376	Loan ID 200741	Fixed	4.250%	6/1/2044	57,292
181,140	Loan ID 200742	Fixed	4.250%	4/1/2043	189,740
196,453	Loan ID 200744	Fixed	3.625%	6/1/2043	200,314
126,037	Loan ID 200745	Fixed	3.250%	6/1/2043	108,854
374,648	Loan ID 200746	Fixed	5.250%	6/1/2044	331,949
340,122	Loan ID 200747	Fixed	4.125%	5/1/2043	347,848
460,203	Loan ID 200748	Fixed	4.750%	12/1/2043	483,213
156,835	Loan ID 200749	Fixed	4.750%	9/1/2043	164,676
248,352	Loan ID 200750	Fixed	4.750%	5/1/2044	260,769
171,903	Loan ID 200752	Fixed	4.750%	10/1/2043	152,871
61,095	Loan ID 200753	Fixed	5.250%	5/1/2044	58,985
228,442	Loan ID 200754	Fixed	4.750%	8/1/2044	238,127
57,349	Loan ID 200755	Fixed	4.250%	6/1/2043	53,774
193,897	Loan ID 200756	Fixed	4.875%	11/1/2043	185,102
130,289	Loan ID 200759	Fixed	3.750%	6/1/2043	115,552
177,733	Loan ID 200760	Fixed	3.750%	6/1/2043	182,305
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	44,336
309,367	Loan ID 200762	Fixed	3.875%	5/1/2042	284,116
157,635	Loan ID 200763	Fixed	4.250%	11/1/2043	145,952
316,251	Loan ID 200764	Fixed	3.875%	6/1/2043	324,566
209,134	Loan ID 200765	Fixed	4.875%	11/1/2043	201,588
507,806	Loan ID 200766	Fixed	3.625%	12/1/2042	518,349
515,902	Loan ID 200768	Fixed	4.000%	6/1/2043	530,156
139,754	Loan ID 200770	Fixed	4.000%	5/1/2043	141,792
179,627	Loan ID 200771	Fixed	4.500%	4/1/2043	169,571
253,905	Loan ID 200772	Fixed	3.750%	3/1/2043	261,113
59,504	Loan ID 200773	Fixed	3.750%	10/1/2043	45,119
211,240	Loan ID 200774	Fixed	3.875%	7/1/2043	217,643

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$45,617	Loan ID 200775	Fixed	4.250%	4/1/2043	$47,898
83,329	Loan ID 200776	Fixed	4.250%	3/1/2044	76,439
54,741	Loan ID 200777	Fixed	4.750%	6/1/2044	49,211
109,257	Loan ID 200778	Fixed	4.625%	6/1/2044	114,720
146,058	Loan ID 200779	Fixed	4.625%	8/1/2044	152,069
171,050	Loan ID 200781	Fixed	4.625%	9/1/2044	179,603
143,275	Loan ID 200783	Fixed	4.750%	9/1/2044	139,574
117,164	Loan ID 200785	Fixed	4.500%	8/1/2044	121,028
232,148	Loan ID 200786	Fixed	4.625%	7/1/2044	206,227
44,084	Loan ID 200787	Fixed	4.750%	9/1/2044	45,940
199,494	Loan ID 200788	Fixed	3.625%	12/1/2028	200,321
133,426	Loan ID 200789	Fixed	3.750%	9/1/2044	117,446
154,821	Loan ID 200790	Fixed	4.250%	8/1/2044	146,420
207,537	Loan ID 200791	Fixed	4.875%	6/1/2044	217,914
369,992	Loan ID 200792	Fixed	3.375%	1/1/2043	221,013
374,384	Loan ID 200793	Fixed	2.000%	10/1/2051	340,074
234,344	Loan ID 200794	Fixed	2.000%	4/1/2050	232,830
96,192	Loan ID 200795	Fixed	6.750%	8/1/2036	93,889
72,719	Loan ID 200796	Fixed	2.170%	12/1/2053	39,452
424,278	Loan ID 200797	Fixed	2.000%	6/1/2052	321,162
60,254	Loan ID 200799	Fixed	3.000%	2/5/2053	62,907
61,264	Loan ID 200800	Fixed	4.000%	1/1/2053	56,484
216,321	Loan ID 200802	Fixed	5.000%	1/1/2042	216,321
364,154	Loan ID 200803	Fixed	2.250%	11/1/2050	214,979
162,174	Loan ID 200805	Fixed	2.000%	7/1/2050	160,142
159,330	Loan ID 200806	Fixed	5.000%	8/1/2049	167,297
301,005	Loan ID 200807	Fixed	2.460%	7/1/2047	282,923
65,281	Loan ID 200808	Fixed	2.000%	11/1/2050	59,237
117,615	Loan ID 200809	Fixed	3.000%	4/1/2050	115,607
144,910	Loan ID 200810	Fixed	3.000%	1/1/2050	151,002
117,107	Loan ID 200811	Fixed	3.000%	4/1/2050	122,127
278,710	Loan ID 200813	Fixed	2.000%	12/1/2049	252,593
244,683	Loan ID 200814	Fixed	8.250%	7/1/2039	249,181
316,036	Loan ID 200815	Fixed	2.000%	3/1/2053	288,394
289,959	Loan ID 200817	Fixed	3.000%	1/1/2050	283,786
55,142	Loan ID 200818	Fixed	3.490%	8/1/2051	44,213
265,010	Loan ID 200819	Fixed	2.000%	9/1/2053	144,391
137,613	Loan ID 200820	Fixed	4.000%	7/1/2044	123,967
213,402	Loan ID 200821	Fixed	4.250%	8/1/2044	217,987
325,236	Loan ID 200822	Fixed	4.750%	1/1/2042	341,498
83,430	Loan ID 200823	Fixed	4.250%	9/1/2044	78,362
226,216	Loan ID 200824	Fixed	4.250%	8/1/2044	203,211
108,702	Loan ID 200826	Fixed	4.375%	9/1/2044	111,242
190,484	Loan ID 200827	Fixed	3.875%	6/1/2044	171,062
239,659	Loan ID 200828	Fixed	4.375%	7/1/2044	216,101

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$264,108	Loan ID 200829	Fixed	4.375%	7/1/2043	$274,422
215,051	Loan ID 200830	Fixed	2.875%	7/1/2044	182,504
84,693	Loan ID 200831	Fixed	4.250%	10/1/2044	85,939
348,950	Loan ID 200832	Fixed	4.250%	10/1/2044	314,498
365,226	Loan ID 200833	Fixed	4.250%	1/1/2043	383,487
164,349	Loan ID 200834	Fixed	4.125%	7/1/2043	172,193
336,283	Loan ID 200835	Fixed	5.000%	8/1/2043	353,098
337,043	Loan ID 200837	Fixed	4.625%	8/1/2044	347,560
187,381	Loan ID 200838	Fixed	3.750%	8/1/2044	160,612
240,412	Loan ID 200839	Fixed	5.000%	5/1/2044	252,433
186,102	Loan ID 200842	Fixed	4.250%	8/1/2044	171,258
366,390	Loan ID 200843	Fixed	4.750%	10/1/2043	384,710
310,711	Loan ID 200844	Fixed	4.500%	7/1/2043	326,247
208,817	Loan ID 200846	Fixed	4.375%	11/1/2043	179,651
185,834	Loan ID 200847	Fixed	4.750%	10/1/2044	193,626
181,045	Loan ID 200848	Fixed	2.000%	6/1/2051	138,040
227,134	Loan ID 200849	Fixed	5.014%	11/1/2047	123,047
147,736	Loan ID 200850	Fixed	2.000%	6/1/2051	64,474
189,353	Loan ID 200851	Fixed	4.000%	7/1/2051	175,937
625,519	Loan ID 200852	Fixed	2.868%	2/1/2053	521,311
115,663	Loan ID 200853	Fixed	2.818%	4/1/2037	95,595
106,913	Loan ID 200854	Fixed	2.500%	4/1/2053	99,641
225,150	Loan ID 200855	ARM	3.580%	7/1/2037	185,270
219,111	Loan ID 200856	Fixed	4.000%	6/1/2042	216,542
244,616	Loan ID 200857	Fixed	2.125%	7/1/2040	98,447
271,607	Loan ID 200858	Fixed	2.000%	1/1/2053	203,117
245,759	Loan ID 200859	Fixed	2.170%	12/1/2052	125,664
169,762	Loan ID 200860	Fixed	2.000%	3/1/2052	115,924
435,678	Loan ID 200861	Fixed	2.000%	6/1/2054	332,982
158,222	Loan ID 200862	Fixed	2.748%	8/1/2050	86,033
257,567	Loan ID 200863	Fixed	2.000%	7/1/2052	202,244
270,464	Loan ID 200864	Fixed	2.000%	1/1/2037	164,276
212,895	Loan ID 200865	Fixed	3.060%	11/1/2053	159,736
274,003	Loan ID 200866	Fixed	2.000%	5/1/2053	245,359
116,677	Loan ID 200867	Fixed	2.370%	9/1/2053	72,588
317,682	Loan ID 200869	ARM	3.740%	4/1/2037	137,531
2,762,526	Loan ID 200871	Fixed	2.000%	8/1/2053	1,380,883
393,310	Loan ID 200872	Fixed	3.200%	8/1/2050	338,625
202,793	Loan ID 200873	Fixed	3.525%	11/1/2053	133,872
216,152	Loan ID 200874	Fixed	2.000%	11/1/2047	108,286
580,054	Loan ID 200875	Fixed	2.000%	5/1/2054	396,328
201,703	Loan ID 200876	Fixed	2.625%	5/1/2035	204,838
399,321	Loan ID 200877	Fixed	4.750%	9/1/2042	345,250
138,843	Loan ID 200878	Fixed	2.000%	7/1/2050	86,365

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$195,326	Loan ID 200880	Fixed	4.250%	6/1/2043	$205,092
181,000	Loan ID 200882	Fixed	5.125%	9/1/2043	190,050
89,474	Loan ID 200883	Fixed	3.375%	5/1/2028	89,262
176,738	Loan ID 200885	Fixed	4.875%	10/1/2044	179,171
98,676	Loan ID 200886	Fixed	4.250%	10/1/2044	100,798
257,218	Loan ID 200887	Fixed	4.750%	9/1/2044	270,079
244,870	Loan ID 200888	Fixed	4.500%	9/1/2044	205,895
137,400	Loan ID 200890	Fixed	4.375%	11/1/2044	111,258
211,757	Loan ID 200891	Fixed	4.250%	10/1/2044	193,603
260,675	Loan ID 200892	Fixed	3.750%	9/1/2043	226,412
227,594	Loan ID 200893	Fixed	5.000%	11/1/2043	238,974
100,664	Loan ID 200894	Fixed	5.000%	10/1/2043	105,697
230,867	Loan ID 200895	Fixed	3.875%	11/1/2043	234,378
198,648	Loan ID 200897	Fixed	4.750%	10/1/2044	139,633
223,737	Loan ID 200898	Fixed	4.250%	10/1/2043	180,491
383,202	Loan ID 200900	Fixed	4.375%	9/1/2044	358,541
676,772	Loan ID 200902	Fixed	4.250%	9/1/2044	704,064
255,963	Loan ID 200904	Fixed	5.125%	9/1/2044	243,751
408,765	Loan ID 200905	Fixed	5.375%	9/1/2044	424,007
322,787	Loan ID 200906	Fixed	4.875%	2/1/2035	338,926
355,162	Loan ID 200907	ARM	3.300%	8/1/2047	301,289
107,552	Loan ID 200908	Fixed	4.000%	6/1/2049	99,673
117,394	Loan ID 200909	Fixed	4.870%	3/1/2046	123,263
206,364	Loan ID 200910	Fixed	3.300%	4/1/2053	179,211
150,092	Loan ID 200911	Fixed	3.380%	9/1/2053	83,870
723,314	Loan ID 200912	Fixed	3.500%	3/1/2037	682,548
60,716	Loan ID 200913	Fixed	4.250%	5/1/2047	51,815
154,962	Loan ID 200914	Fixed	2.875%	12/1/2047	123,008
144,386	Loan ID 200915	Fixed	2.990%	9/1/2053	72,953
92,058	Loan ID 200916	Fixed	4.000%	10/1/2037	96,068
162,285	Loan ID 200917	Fixed	4.875%	1/1/2051	170,399
519,831	Loan ID 200918	Fixed	3.875%	10/1/2035	539,325
559,965	Loan ID 200919	Fixed	3.000%	8/1/2045	473,257
100,406	Loan ID 200921	ARM	3.125%	7/1/2051	95,359
431,082	Loan ID 200922	Fixed	3.340%	9/1/2053	445,014
445,394	Loan ID 200923	Fixed	2.750%	12/1/2036	410,955
516,339	Loan ID 200924	Fixed	4.000%	9/1/2051	542,156
462,691	Loan ID 200925	Fixed	4.000%	4/1/2055	477,216
341,752	Loan ID 200927	Fixed	3.000%	8/1/2038	337,782
126,856	Loan ID 200928	Fixed	4.800%	12/1/2036	133,198
166,009	Loan ID 200929	Fixed	4.625%	1/1/2043	173,949
246,463	Loan ID 200930	Fixed	2.000%	12/1/2050	180,293
314,304	Loan ID 200931	Fixed	4.250%	12/1/2052	298,530

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$312,080	Loan ID 200933	Fixed	4.250%	3/1/2043	$327,684
118,587	Loan ID 200934	Fixed	3.810%	1/1/2043	121,632
184,214	Loan ID 200935	Fixed	3.875%	4/1/2043	187,256
200,035	Loan ID 200936	Fixed	4.000%	5/1/2042	208,489
178,705	Loan ID 200938	Fixed	4.125%	4/1/2043	185,435
125,715	Loan ID 200939	Fixed	4.170%	5/1/2042	118,496
206,648	Loan ID 200940	Fixed	3.250%	2/1/2043	204,856
119,895	Loan ID 200941	Fixed	3.780%	1/1/2043	123,255
288,736	Loan ID 200942	Fixed	4.000%	4/1/2043	301,156
123,261	Loan ID 200943	Fixed	4.875%	11/1/2043	129,424
107,729	Loan ID 200944	Fixed	4.500%	2/1/2044	78,879
145,062	Loan ID 200945	Fixed	5.125%	4/1/2044	151,395
298,169	Loan ID 200947	Fixed	4.000%	2/1/2043	310,612
132,772	Loan ID 200948	Fixed	4.625%	12/1/2042	139,410
291,143	Loan ID 200949	Fixed	3.875%	4/1/2043	301,024
188,288	Loan ID 200952	Fixed	3.875%	1/1/2043	194,653
122,078	Loan ID 200953	Fixed	3.750%	12/1/2042	106,558
391,906	Loan ID 200954	Fixed	3.625%	1/1/2043	398,535
343,807	Loan ID 200955	Fixed	3.250%	5/1/2043	340,675
267,588	Loan ID 200956	Fixed	5.000%	8/1/2051	259,140
173,251	Loan ID 200957	Fixed	3.875%	6/1/2043	179,433
99,593	Loan ID 200958	Fixed	3.875%	6/1/2043	102,122
433,541	Loan ID 200959	Fixed	4.000%	11/1/2042	452,495
389,280	Loan ID 200960	Fixed	3.500%	1/1/2043	391,738
184,181	Loan ID 200961	Fixed	4.750%	6/1/2043	193,390
215,937	Loan ID 200962	Fixed	4.250%	10/1/2044	195,729
121,733	Loan ID 200963	Fixed	4.750%	9/1/2044	111,977
366,016	Loan ID 200964	Fixed	3.750%	7/1/2043	376,501
212,486	Loan ID 200965	Fixed	4.125%	11/1/2044	184,583
150,648	Loan ID 200966	Fixed	4.875%	7/1/2044	140,163
97,663	Loan ID 200968	Fixed	4.250%	11/1/2044	77,436
373,275	Loan ID 200969	Fixed	4.875%	8/1/2043	391,939
136,827	Loan ID 200972	Fixed	4.750%	2/1/2044	143,668
158,568	Loan ID 200974	Fixed	4.250%	10/1/2044	143,564
58,766	Loan ID 200975	Fixed	4.750%	12/1/2044	61,705
206,315	Loan ID 200976	Fixed	4.500%	12/1/2044	211,928
361,502	Loan ID 200977	Fixed	4.875%	9/1/2044	379,577
124,436	Loan ID 200978	Fixed	4.625%	11/1/2044	127,825
183,057	Loan ID 200980	Fixed	4.250%	11/1/2044	186,815
146,878	Loan ID 200982	Fixed	4.375%	11/1/2044	116,228
223,262	Loan ID 200983	Fixed	4.375%	8/1/2044	204,514
157,821	Loan ID 200984	Fixed	5.000%	10/1/2043	165,712
267,244	Loan ID 200985	Fixed	4.250%	12/1/2044	226,036
158,364	Loan ID 200986	Fixed	4.250%	12/1/2044	166,282

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$117,615	Loan ID 200987	Fixed	4.625%	10/1/2044	$121,954
228,315	Loan ID 200989	Fixed	3.750%	6/1/2029	233,279
296,182	Loan ID 200992	Fixed	4.125%	5/1/2043	310,290
174,346	Loan ID 200993	Fixed	2.004%	7/15/2049	158,289
206,559	Loan ID 200994	Fixed	4.125%	5/1/2053	137,644
200,730	Loan ID 200995	Fixed	2.750%	5/1/2047	140,608
58,368	Loan ID 200996	Fixed	2.500%	8/1/2048	41,585
100,925	Loan ID 200997	Fixed	2.000%	3/1/2051	71,530
374,107	Loan ID 200998	Fixed	2.250%	12/1/2050	289,517
99,891	Loan ID 200999	Fixed	4.250%	4/1/2044	103,718
75,975	Loan ID 201000	Fixed	5.125%	2/1/2039	75,975
107,697	Loan ID 201001	Fixed	7.413%	9/1/2037	46,046
35,754	Loan ID 201002 **	Fixed	0.000%	10/1/2024	37,542
36,442	Loan ID 201003 **	Fixed	0.000%	12/1/2024	38,264
135,139	Loan ID 201005	Fixed	4.750%	7/1/2041	141,896
44,753	Loan ID 201006	Fixed	6.875%	3/1/2038	46,990
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
79,700	Loan ID 201008	Fixed	7.125%	10/1/2038	83,685
75,480	Loan ID 201009 **	Fixed	0.000%	4/1/2033	79,254
83,439	Loan ID 201010	Fixed	5.500%	4/1/2039	82,230
48,443	Loan ID 201011 **	Fixed	0.000%	2/1/2023	50,865
47,623	Loan ID 201012	Fixed	7.500%	12/1/2038	50,004
57,881	Loan ID 201013	Fixed	7.500%	12/1/2038	60,775
98,173	Loan ID 201014 **	Fixed	0.000%	2/1/2033	91,024
19,420	Loan ID 201015 **	Fixed	0.000%	3/29/2021	20,391
110,326	Loan ID 201016	Fixed	6.500%	2/1/2036	110,327
28,711	Loan ID 201017 **	Fixed	0.000%	4/1/2032	26,646
318,969	Loan ID 201018	Fixed	6.750%	6/1/2037	334,918
103,162	Loan ID 201019	ARM	2.875%	2/1/2037	108,320
102,678	Loan ID 201020 **	Fixed	0.000%	10/1/2034	107,812
106,515	Loan ID 201021	Fixed	6.870%	8/1/2047	108,507
83,541	Loan ID 201022	ARM	2.625%	5/1/2037	77,944
147,801	Loan ID 201023	Fixed	6.450%	2/1/2036	151,939
101,371	Loan ID 201024	Fixed	9.000%	3/1/2037	106,440
191,813	Loan ID 201025	ARM	2.875%	1/1/2042	182,254
83,653	Loan ID 201026	Fixed	7.750%	12/1/2035	83,653
108,133	Loan ID 201027	Fixed	9.538%	3/1/2037	113,540
173,357	Loan ID 201028	Fixed	4.625%	4/1/2044	182,025
106,818	Loan ID 201030	Fixed	5.000%	7/1/2042	105,812
145,488	Loan ID 201032	Fixed	4.500%	11/1/2044	130,666
294,940	Loan ID 201033	Fixed	4.125%	12/1/2044	275,589
106,484	Loan ID 201035	Fixed	4.375%	9/1/2044	35,972
101,002	Loan ID 201036	Fixed	4.375%	12/1/2044	89,221
70,699	Loan ID 201037	Fixed	8.250%	7/1/2039	74,234

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$114,018	Loan ID 201038	Fixed	8.250%	5/1/2039	$60,720
462,886	Loan ID 201039	Fixed	4.500%	10/1/2045	194,794
283,794	Loan ID 201040	Fixed	2.000%	11/1/2045	192,555
93,098	Loan ID 201041	Fixed	3.750%	11/1/2052	83,866
131,291	Loan ID 201043	Fixed	4.000%	4/1/2039	122,249
189,534	Loan ID 201044	Fixed	4.870%	3/29/2037	182,265
114,702	Loan ID 201045	Fixed	2.000%	7/1/2037	104,200
270,925	Loan ID 201046	Fixed	2.000%	4/1/2053	141,574
111,254	Loan ID 201047	Fixed	2.000%	4/1/2053	84,902
177,525	Loan ID 201048	Fixed	2.000%	4/1/2052	164,139
494,939	Loan ID 201049	Fixed	2.000%	4/1/2052	265,048
657,102	Loan ID 201050	Fixed	2.000%	8/1/2053	516,800
277,973	Loan ID 201051	Fixed	3.174%	9/1/2053	236,163
132,135	Loan ID 201052	Fixed	2.000%	4/1/2053	66,269
66,948	Loan ID 201053	Fixed	3.860%	7/1/2053	62,266
219,174	Loan ID 201054	Fixed	2.400%	5/17/2050	176,962
610,566	Loan ID 201056	Fixed	2.000%	7/1/2054	482,976
172,973	Loan ID 201057	Fixed	2.000%	1/1/2050	158,030
141,767	Loan ID 201058	Fixed	2.500%	8/1/2037	115,839
138,123	Loan ID 201059	Fixed	2.000%	4/1/2053	123,038
119,842	Loan ID 201060	Fixed	2.625%	7/1/2035	89,361
88,732	Loan ID 201061	Fixed	3.000%	3/1/2050	92,547
123,218	Loan ID 201062	Fixed	3.100%	4/1/2047	107,077
128,144	Loan ID 201063	Fixed	4.000%	9/1/2047	107,503
51,906	Loan ID 201064	Fixed	2.000%	12/1/2052	36,042
219,905	Loan ID 201065	Fixed	3.000%	7/1/2037	164,867
237,826	Loan ID 201066	Fixed	4.250%	12/1/2046	249,717
448,698	Loan ID 201067	Fixed	4.750%	1/1/2044	421,216
306,976	Loan ID 201068	Fixed	5.250%	5/1/2044	322,324
72,162	Loan ID 201069	Fixed	4.625%	12/1/2044	68,180
636,406	Loan ID 201070	Fixed	4.250%	2/1/2045	663,247
184,229	Loan ID 201071	Fixed	4.625%	11/1/2044	167,923
127,244	Loan ID 201072	Fixed	3.500%	3/1/2028	98,882
54,837	Loan ID 201073	Fixed	3.125%	4/1/2023	53,478
98,624	Loan ID 201075	Fixed	4.375%	10/1/2044	100,163
131,158	Loan ID 201076	Fixed	3.500%	12/1/2042	129,845
139,671	Loan ID 201077	Fixed	3.625%	7/1/2044	121,935
109,912	Loan ID 201078	Fixed	3.990%	7/1/2042	114,617
271,750	Loan ID 201081	ARM	3.000%	10/1/2044	272,124
127,412	Loan ID 201082	Fixed	3.875%	12/1/2044	110,523
374,702	Loan ID 201083	Fixed	5.375%	2/1/2044	220,603
233,268	Loan ID 201084	Fixed	5.000%	8/1/2038	230,343
151,517	Loan ID 201086	Fixed	4.625%	11/1/2044	142,903
277,445	Loan ID 201089	Fixed	4.000%	8/1/2044	219,675

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$258,624	Loan ID 201090	Fixed	3.625%	11/1/2044	$259,514
164,250	Loan ID 201091	Fixed	4.125%	1/1/2045	143,303
231,195	Loan ID 201092	Fixed	5.250%	9/1/2043	231,195
142,104	Loan ID 201093	Fixed	4.125%	9/1/2043	62,304
156,029	Loan ID 201094	Fixed	4.550%	3/1/2044	142,145
240,103	Loan ID 201095	Fixed	3.875%	8/1/2044	214,037
243,347	Loan ID 201097	Fixed	3.990%	1/1/2045	209,931
155,942	Loan ID 201099	Fixed	2.875%	3/1/2030	141,810
102,476	Loan ID 201100	Fixed	4.125%	7/1/2043	107,549
360,516	Loan ID 201101	Fixed	4.625%	3/1/2045	299,779
160,542	Loan ID 201103	ARM	2.875%	5/1/2044	165,002
164,634	Loan ID 201104	Fixed	4.375%	4/1/2045	147,680
303,498	Loan ID 201105	Fixed	4.250%	11/1/2044	310,390
83,122	Loan ID 201107	Fixed	5.150%	2/1/2036	81,398
155,147	Loan ID 201108	Fixed	4.750%	2/1/2054	148,349
554,280	Loan ID 201110	ARM	3.375%	4/1/2037	440,690
163,092	Loan ID 201111	Fixed	2.000%	4/1/2050	159,771
257,222	Loan ID 201112	Fixed	3.750%	8/1/2037	237,346
79,444	Loan ID 201113	Fixed	5.750%	12/1/2052	83,417
111,174	Loan ID 201114	Fixed	8.087%	5/1/2054	88,429
518,115	Loan ID 201115	Fixed	4.000%	2/1/2051	473,763
82,835	Loan ID 201116	Fixed	4.250%	10/1/2052	43,304
131,249	Loan ID 201117	Fixed	4.500%	11/1/2037	94,231
218,426	Loan ID 201118	Fixed	2.000%	11/1/2054	198,715
133,962	Loan ID 201119	Fixed	4.000%	5/1/2034	139,832
55,276	Loan ID 201120	Fixed	3.990%	4/1/2037	47,905
95,644	Loan ID 201121	Fixed	2.000%	11/1/2048	73,877
87,388	Loan ID 201122	Fixed	4.750%	11/1/2048	77,762
175,965	Loan ID 201123	Fixed	2.000%	7/1/2054	89,065
256,883	Loan ID 201124	Fixed	3.000%	4/1/2040	267,866
434,747	Loan ID 201126	Fixed	6.500%	4/1/2049	290,749
84,575	Loan ID 201127	ARM	2.625%	4/1/2037	29,802
281,793	Loan ID 201128	Fixed	2.000%	10/1/2036	257,030
161,674	Loan ID 201129	Fixed	4.875%	6/1/2051	155,362
125,421	Loan ID 201130	Fixed	4.850%	2/1/2038	131,692
117,918	Loan ID 201131	Fixed	5.353%	5/1/2053	48,403
174,266	Loan ID 201132	Fixed	2.000%	7/1/2037	158,371
155,386	Loan ID 201133	Fixed	2.000%	6/1/2051	141,154
202,250	Loan ID 201134	Fixed	2.000%	10/1/2053	185,002
540,166	Loan ID 201135	Fixed	2.000%	6/1/2051	367,587
532,320	Loan ID 201136	Fixed	2.000%	2/1/2036	487,081
318,144	Loan ID 201137	Fixed	2.000%	12/1/2052	254,462
60,798	Loan ID 201138	Fixed	4.250%	3/1/2034	63,838
166,575	Loan ID 201139	Fixed	2.000%	11/1/2053	81,666

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$162,090	Loan ID 201140	Fixed	4.870%	1/1/2038	$144,096
145,580	Loan ID 201141	Fixed	2.000%	5/1/2052	99,467
454,524	Loan ID 201142	Fixed	2.000%	9/1/2035	416,616
92,808	Loan ID 201143	Fixed	2.000%	11/1/2037	62,749
104,517	Loan ID 201144	Fixed	2.000%	9/1/2045	102,636
232,188	Loan ID 201145	Fixed	4.000%	4/1/2051	213,131
134,419	Loan ID 201146	Fixed	4.875%	8/1/2054	118,342
111,627	Loan ID 201147	Fixed	2.000%	11/1/2051	103,182
99,644	Loan ID 201148	Fixed	3.950%	10/1/2042	103,798
280,762	Loan ID 201149	Fixed	5.719%	6/1/2051	261,916
125,340	Loan ID 201150	Fixed	2.000%	7/1/2037	114,750
484,282	Loan ID 201152	Fixed	2.000%	8/1/2050	439,084
252,176	Loan ID 201153	Fixed	2.000%	6/1/2050	247,742
63,760	Loan ID 201154	ARM	4.500%	11/1/2041	66,947
97,337	Loan ID 201155	Fixed	2.000%	11/1/2053	86,370
65,479	Loan ID 201156	Fixed	3.000%	4/1/2050	60,959
294,094	Loan ID 201157	Fixed	4.000%	3/1/2055	306,944
301,059	Loan ID 201158	Fixed	2.000%	8/1/2052	275,260
71,975	Loan ID 201159	Fixed	2.000%	6/1/2039	31,603
205,578	Loan ID 201160	Fixed	3.000%	10/1/2049	214,663
299,534	Loan ID 201161	Fixed	2.000%	6/1/2054	224,753
145,599	Loan ID 201162	Fixed	2.125%	12/1/2052	79,808
386,588	Loan ID 201163	Fixed	3.000%	12/1/2049	353,597
168,087	Loan ID 201164	Fixed	2.000%	11/1/2051	143,189
117,086	Loan ID 201165	Fixed	4.750%	1/1/2044	122,941
121,514	Loan ID 201166	Fixed	2.000%	12/1/2054	95,137
443,283	Loan ID 201168	Fixed	2.000%	4/1/2052	403,438
112,483	Loan ID 201169	Fixed	5.934%	9/1/2037	113,460
69,426	Loan ID 201170	Fixed	3.365%	7/1/2037	65,049
70,840	Loan ID 201171	Fixed	2.000%	5/1/2051	58,359
105,781	Loan ID 201172	Fixed	2.000%	6/1/2050	104,343
110,728	Loan ID 201173	Fixed	2.000%	11/1/2047	75,082
150,143	Loan ID 201174	Fixed	4.750%	1/1/2053	143,644
65,737	Loan ID 201175	Fixed	3.000%	9/1/2044	68,589
136,524	Loan ID 201176	Fixed	4.250%	8/1/2053	127,691
273,419	Loan ID 201177	Fixed	2.000%	7/1/2046	209,891
313,380	Loan ID 201178	Fixed	3.193%	6/1/2051	134,060
304,404	Loan ID 201179	Fixed	2.000%	5/1/2051	275,427
423,004	Loan ID 201180	Fixed	2.000%	6/1/2053	384,688
326,448	Loan ID 201181	Fixed	4.500%	4/1/2034	342,770
52,534	Loan ID 201182	Fixed	3.290%	3/1/2034	52,885
137,323	Loan ID 201183	Fixed	2.375%	10/1/2052	97,948
64,681	Loan ID 201184	Fixed	4.000%	6/1/2049	67,531
265,999	Loan ID 201185	Fixed	5.760%	10/1/2053	279,299

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$83,685	Loan ID 201187	Fixed	2.000%	11/1/2048	$45,324
632,760	Loan ID 201188	Fixed	2.000%	8/1/2052	572,076
106,277	Loan ID 201189	Fixed	4.500%	12/1/2051	111,591
162,480	Loan ID 201190	Fixed	4.250%	6/1/2051	170,604
213,436	Loan ID 201191	Fixed	3.000%	2/1/2037	213,436
119,393	Loan ID 201192	Fixed	2.000%	2/1/2051	105,503
234,536	Loan ID 201193	Fixed	2.000%	5/1/2051	153,195
333,782	Loan ID 201194	Fixed	2.000%	6/1/2054	220,603
150,377	Loan ID 201195	Fixed	3.500%	9/1/2035	153,006
648,329	Loan ID 201196	Fixed	2.000%	11/1/2036	497,630
182,379	Loan ID 201197	Fixed	5.125%	8/1/2037	165,029
51,714	Loan ID 201198	Fixed	4.125%	9/1/2053	54,225
344,146	Loan ID 201199	Fixed	3.000%	11/1/2046	287,573
297,699	Loan ID 201200	Fixed	4.500%	3/1/2044	286,530
298,248	Loan ID 201201	Fixed	4.500%	8/1/2044	312,776
196,855	Loan ID 201202	Fixed	3.750%	8/1/2044	166,946
129,203	Loan ID 201203	Fixed	3.875%	12/1/2044	103,496
465,999	Loan ID 201204	Fixed	3.750%	4/1/2045	474,838
154,023	Loan ID 201205	Fixed	4.625%	1/1/2045	144,750
134,002	Loan ID 201206	Fixed	3.990%	4/1/2045	138,584
414,590	Loan ID 201207	Fixed	4.625%	8/1/2051	392,530
118,508	Loan ID 201208	Fixed	4.625%	4/1/2045	123,042
184,461	Loan ID 201209	Fixed	4.250%	4/1/2045	165,251
178,441	Loan ID 201210	Fixed	3.500%	12/1/2042	156,860
134,013	Loan ID 201211	Fixed	4.125%	7/1/2044	125,490
369,833	Loan ID 201212	Fixed	4.625%	3/1/2045	298,520
207,209	Loan ID 201213	Fixed	4.875%	8/1/2044	207,816
566,991	Loan ID 201214	ARM	2.875%	9/1/2043	496,601
142,805	Loan ID 201215	Fixed	3.250%	3/1/2043	118,212
275,773	Loan ID 201216	Fixed	3.500%	2/1/2043	225,161
105,154	Loan ID 201217	Fixed	3.875%	5/1/2045	94,599
130,755	Loan ID 201218	Fixed	4.125%	1/1/2045	113,225
71,089	Loan ID 201219	Fixed	4.000%	7/1/2044	72,380
298,582	Loan ID 201220	Fixed	4.125%	8/1/2045	255,414
71,271	Loan ID 201221	Fixed	3.250%	5/1/2043	74,835
49,218	Loan ID 201222	Fixed	5.125%	1/1/2045	49,143
240,920	Loan ID 201223	Fixed	3.875%	4/1/2030	252,049
256,932	Loan ID 201224	Fixed	4.625%	9/1/2044	269,778
62,750	Loan ID 201226	Fixed	5.000%	3/1/2045	65,887
180,996	Loan ID 201227	Fixed	5.125%	3/1/2045	189,140
67,122	Loan ID 201228	Fixed	4.625%	3/1/2045	69,169
113,315	Loan ID 201229	Fixed	3.250%	7/1/2024	110,059
207,327	Loan ID 201230	Fixed	3.875%	3/1/2045	206,544
211,664	Loan ID 201231	Fixed	4.250%	8/1/2045	208,996

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 91.8%
$127,936	Loan ID 201232	Fixed	4.500%	1/1/2045	$119,535
265,177	Loan ID 201233	Fixed	4.500%	12/1/2044	244,963
206,291	Loan ID 201234	Fixed	5.000%	10/1/2045	179,799
95,125	Loan ID 201235	Fixed	3.750%	7/1/2045	90,832
69,776	Loan ID 201236	Fixed	5.250%	2/1/2044	73,265
246,219	Loan ID 201237	Fixed	3.750%	5/1/2045	216,049
207,082	Loan ID 201238	Fixed	5.125%	12/1/2044	217,436
194,220	Loan ID 201239	Fixed	4.500%	3/1/2045	203,931
162,746	Loan ID 201240	Fixed	4.250%	10/1/2045	164,389
304,597	Loan ID 201241	Fixed	4.375%	7/1/2045	302,930
233,394	Loan ID 201242	Fixed	4.625%	11/1/2044	240,702
114,354	Loan ID 201243	Fixed	4.625%	11/1/2045	112,791
413,247	Loan ID 201244	Fixed	4.500%	6/1/2045	368,490
119,491	Loan ID 201245	Fixed	4.750%	8/1/2044	110,328
327,422	Loan ID 201246	Fixed	4.750%	1/1/2045	312,145
192,687	Loan ID 201247	Fixed	4.250%	5/1/2045	141,891
103,771	Loan ID 201248	Fixed	4.875%	7/1/2044	107,251
477,745	Loan ID 201249	Fixed	4.625%	8/1/2045	373,173
65,823	Loan ID 201250	Fixed	4.250%	10/1/2045	59,761
134,584	Loan ID 201251	Fixed	4.500%	8/1/2045	115,479
144,069	Loan ID 201252	Fixed	4.875%	9/1/2045	150,305
15,156	Loan ID 201253	ARM	8.750%	3/1/2019	15,914
166,758	Loan ID 201254	ARM	6.840%	9/1/2034	175,095
254,716	Loan ID 201255	ARM	7.000%	6/1/2035	267,452
45,467	Loan ID 201256	ARM	10.500%	10/1/2021	47,740
247,386	Loan ID 201257	Fixed	4.500%	5/1/2044	258,085
93,923	Loan ID 201258	Fixed	4.500%	6/1/2045	70,794
121,536	Loan ID 201259	Fixed	4.625%	1/1/2046	123,533
176,863	Loan ID 201260	Fixed	4.750%	9/1/2045	181,645
	TOTAL MORTGAGE NOTES (Cost - $146,640,458)*				163,848,740

	OTHER INVESTMENTS* (Cost - $851,288)(a) - 0.5%				871,703

	TOTAL INVESTMENTS (Cost - $147,491,746)(a) - 92.3%				$164,720,443
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.7%				13,840,623
	NET ASSETS - 100.0%				$178,561,066

ARM - Adjustable Rate Mortgage

*	Illiquid Securities

**	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$22,022,416
Unrealized depreciation:	(4,793,719)
Net unrealized appreciation:	$17,228,697

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Assets and Liabilities (Unaudited)
March 31, 2016

Assets:
Investments at Value (identified cost $147,491,746)	$164,720,443
Cash	22,795,346
Interest Receivable	2,265,354
Receivable for Securities Sold and Principal Paydowns	1,239,542
Receivable for Fund Shares Sold	427,746
Prepaid Expenses and Other Assets	751,786
Total Assets	192,200,217

Liabilities:
Line of Credit	13,521,750
Accrued Advisory Fees	92,804
Related Party Payable	24,597
Total Liabilities	13,639,151

Net Assets	$178,561,066

Composition of Net Assets:
At March 31, 2016, Net Assets consisted of:
Paid-in-Beneficial Interest	$160,631,159
Accumulated Net Investment loss	(252,007)
Accumulated Net Realized Gain From Investments	953,216
Net Unrealized Appreciation on Investments	17,228,698
Net Assets	$178,561,066

Net Asset Value Per Share
Net Assets	$178,561,066
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	14,536,661
Net Asset Value and Repurchase Price per Share	$12.28
Offering Price per Share (Maximum sales charge of 4.50%)	$12.86

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2016

Investment Income:
Interest Income	$4,419,102
Total Investment Income	4,419,102

Expenses:
Investment Advisory Fees	1,051,488
Security Servicing Fees	258,095
Interest Expense	229,119
Advisor Transition Expenses	172,562
Insurance Expense	71,370
Transfer Agent Fees	71,038
Administration Fees	67,279
Legal Fees	62,087
Audit Fees	57,841
Custody Fees	52,606
Non 12b-1 Shareholder Expense	42,675
Printing Expense	36,437
Trustees’ Fees	32,643
Fund Accounting Fees	24,448
Pricing Expense	21,551
Line of Credit Fees	20,106
Registration & Filing Fees	17,548
Chief Compliance Officer Fees	13,006
Shareholder Servicing Fee	4,557
Miscellaneous Expenses	27,153
Total Expenses	2,333,609
Less: Expenses Waived by Adviser	(355,163)
Net Expenses	1,978,446
Net Investment Income	2,440,656

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	836,973
Net Change in Unrealized Appreciation on Investments	15,142,140
Net Realized and Unrealized Gain on Investments	15,979,113

Net Increase in Net Assets Resulting From Operations	$18,419,769

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statements of Changes in Net Assets

	Six Months	For the Year
	Ended	Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
Operations:
Net Investment Income	$2,440,656	$5,088,866
Net Realized Gain on Investments	836,973	5,577,999
Net Change in Unrealized Appreciation on Investments	15,142,140	1,042,946
Net Increase in Net Assets
Resulting From Operations	18,419,769	11,709,811

Distributions to Shareholders From:
Net Investment Income ($0.20 and $0.44 per share, respectively)	(2,692,663)	(5,481,291)
Net Realized Gains ($0.35 and $0.04 per share, respectively)	(4,894,464)	(496,914)
Total Distributions to Shareholders	(7,587,127)	(5,978,205)

Beneficial Interest Transactions:
Proceeds from Shares Issued	20,548,213	63,006,549
Distributions Reinvested	4,364,670	3,206,422
Cost of Shares Redeemed	(17,566,957)	(20,172,498)
Total Beneficial Interest Transactions	7,345,926	46,040,473

Total Increase in Net Assets	18,178,568	51,772,079

Net Assets:
Beginning of Period	160,382,498	108,610,419
End of Period (including accumulated net investment loss of $252,007 and $476,009, respectively)	$178,561,066	$160,382,498

Share Activity
Shares Issued	1,697,089	5,565,739
Shares Reinvested	364,399	283,130
Shares Redeemed	(1,439,625)	(1,769,354)
Net Increase in Shares of Beneficial Interest Outstanding	621,863	4,079,515

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2016

Increase (Decrease) in Cash
Cash Flows Provided by (Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$18,419,769

Adjustments to Reconcile Net Increase in Net Assets Resulting from
Operations to Net Cash Used for Operating Activities:

Purchases of Long-Term Portfolio Investments	(6,072,084)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	6,668,308
Increase in Interest Receivable	(159,787)
Decrease in Receivable for Securities Sold and Principal Paydowns	1,426,106
Increase in Receivable for Fund Shares Sold	(246,056)
Increase in Prepaid Expenses and Other Assets	(449,418)
Decrease in Accrued Advisory Fees	(28,852)
Decrease in Accrued Shareholder Servicing Fees	(2,124)
Decrease in Accrued Expenses and Other Liabilities	(399,054)
Increase in Related Party Payable	24,597
Net Amortization on Investments	(660,782)
Net Realized Gain on Investments	(836,973)
Change in Unrealized Appreciation on Investments	(15,142,140)

Net Cash Provided by Operating Activities	2,541,510

Cash Flows Provided by/Used for Financing Activities:
Proceeds from Sale of Shares	20,548,213
Redemption of Shares	(17,566,957)
Dividends Paid to Shareholders, Net of Reinvestments	(3,222,457)
Net Cash Provided by Financing Activities	(241,201)

Net Increase in Cash	2,300,309
Cash at Beginning of Period	20,495,037
Cash at End of Period	$22,795,346

Supplemental Disclosure of Cash Flow Information:

Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $4,364,670

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		Year		Year	Period
	Ended		Ended		Ended		Ended	Ended
	March 31, 2016		September 30, 2015		September 30, 2014		September 30, 2013	September 30, 2012**
	(Unaudited)

Net Asset Value, Beginning of Period	$11.53		$11.04		$10.87		$10.58	$10.00

From Operations:
Net investment income (a)	0.17		0.41		0.51		0.50	0.33
Net gain from investments (both realized and unrealized)	1.13		0.56		0.27		0.28	0.44
Total from operations	1.30		0.97		0.78		0.78	0.77

Distributions to shareholders from:
Net investment income	(0.20)		(0.44)		(0.56)		(0.42)	(0.19)
Net realized gains	(0.35)		(0.04)		(0.05)		(0.07)	—
Total distributions	(0.55)		(0.48)		(0.61)		(0.49)	(0.19)

Net Asset Value, End of Period	$12.28		$11.53		$11.04		$10.87	$10.58

Total Return (b)	11.53	% (d)	8.86%		7.29%		7.42%	7.70	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$178,561		$160,382		$108,610		$39,987	$11,756
Ratio of gross expenses to average net assets	2.77	% (c)(e)(f)	2.67	% (e)(f)	2.32	% (e)	3.20%	9.42	% (c)
Ratio of net expenses to average net assets	2.35	% (c)(e)(f)	2.33	% (e)(f)	1.91	% (e)	1.85%	1.85	% (c)
Ratio of net investment income to average net as	2.90	% (c)(e)(f)	3.54	% (e)(f)	4.68	% (e)	4.61%	4.21	% (c)
Portfolio turnover rate	3.79	% (d)	2.58%		8.37%		11.68%	1.50	% (d)

**	The Fund commenced operations on December 30, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Ratio includes 0.30%, 0.27% and 0.06% for the six months ended March 31, 2016 and the years ended September 30, 2015 and September 30, 2014, respectively, that attributed to interest expenses and fees.

(f)	Ratio includes 0.20% and 0.21% for the six months ended March 31, 2016 and the year ended September 30, 2015, respectively, that attributed to adviser transition expenses.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2016

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek income. The Fund commenced operations on December 30, 2011. The Fund currently offers shares at net asset value plus a maximum sales charge of 4.50%. Behringer Advisors, LLC (the “Advisor”) serves as the Fund’s investment adviser.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Mortgage Notes – During the period ended March 31, 2016, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The Fund began using pricing provided by the third-party servicer on October 13, 2015, which resulted in an increase in the Fund’s NAV of $0.76 per share. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates such factors as coupons, prepayment speeds, default rates, delinquency, spread to the Treasury curves and duration. In addition, the third-party pricing servicer benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the third-party servicer.

The Fund’s management contracted with a third-party pricing service to value its Mortgage Notes daily. The valuation inputs and subsequent output are reviewed and maintained on a daily basis. Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing. Financial markets are monitored daily by the third-party servicer and Advisor relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$163,848,740	$163,848,740
Other Investments	—	—	871,703	$871,703
Total	$—	$—	$164,720,443	$164,720,443

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$148,189,668	$487,243	$148,676,911
Net realized gain (loss)	813,527	23,446	836,973
Change in unrealized appreciation (depreciation)	15,060,199	81,941	15,142,140
Cost of purchases	6,072,084	—	6,072,084
Proceeds from sales and principal paydowns	(6,611,190)	(57,118)	(6,668,308)
Amortization	657,091	3,552	660,643
Net Transfers in/out of level 3	(332,639)	332,639	—
Ending balance	$163,848,740	$871,703	$164,720,443

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2016 is $16,106,618.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2016. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs

Mortgage Notes	$163,848,740	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-43.6%	9.90%
			Deliquency	0-2,921 days	37 days
			Loan-to-Value	0-480%	90.0%
Other Investments	871,703	Market comparable	Sales prices	$27-$150 sq/ft	$114 sq/ft
Closing Balance	$164,720,443

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

Interest Income on Non-Accrual Loans – The Fund discontinues the accrual of interest on loans when, in the opinion of management, there is an assessment that the borrower will likely be unable to meet all contractual payments as they become due.

Credit Facility – On February 5, 2013, the Fund entered into a revolving line of credit agreement with Sunwest Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $15,000,000 or 33 1/3% of the Fund’s gross assets. On February 5, 2016, the original maturity date, the agreement was amended to extend the maturity date to May 5, 2016 and waive any event of default. The Fund is currently in negotiations with the lender to modify the agreement which may include extending the current agreement or entering into a new agreement. Borrowings under this agreement bear interest at a rate equal to the Wall Street Journal Prime, with a floor rate of 3.50%, per annum, on the outstanding principal balance. During the six months ended March 31, 2016, the Fund utilized the line of credit. The average amount of borrowing outstanding for the period was $13,521,750 and the total interest expense was $229,119. As of March 31, 2016, the Fund had an outstanding loan balance of $13,521,750. Subsequent to March 31, 2016, the Fund paid down the outstanding principal balance of the loan in the amount of $8,000,000.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2013 - 2015 tax returns or expected to be taken in the Fund’s 2016 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains not previously distributed, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

Notes secured by a mortgage or deed of trust held by the Fund (“Restricted Securities”), while exempt from registration under the Securities Act of 1933 (the “1933 Act”), are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in Restricted Securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund has no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs certain of the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2016, the Advisor earned advisory fees of $1,051,488.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until January 31, 2017, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund. The Fund incurred extraordinary expenses totaling $172,562 during the six months ended March 31, 2016 associated with the transition to the new Advisor. These extraordinary transition expenses are not subject to the operating expense limitation. Waivers and expense reimbursements may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the six months ended March 31, 2016, the Advisor waived advisory fees of $355,163.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services. Under the Plan, the Fund will pay 0.01% per year of its average daily net assets for such shareholder service activities. For the six months ended March 31, 2016, the Fund incurred shareholder servicing fees of $4,557.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Security Servicing Agent – The Fund pays Statebridge Company, LLC (“Statebridge”), an unaffiliated third party, a fee for the collections from and maintenance of its securities by providing services such as contacting delinquent

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

borrowers and managing the foreclosure process or other recovery processes for the Fund in the event of a borrower’s default. For the six months ended March 31, 2016, the Fund incurred total security servicing fees of $258,095.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or advisor a quarterly fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2016 amounted to $6,072,084 and $6,668,308 respectively.

6.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended March 31, 2016, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	09/11/15	12/15/15
Repurchase Request Deadline	10/16/15	01/20/16
Repurchase Pricing Date	10/16/15	01/20/16
Net Asset Value as of Repurchase
Pricing Date	$12.35	$12.06
Amount Repurchased	$8,668,005	$8,898,952
Percentage of Outstanding Share
Repurchased	5.00%	5.00%

The following repurchase offer occurred subsequent to the reporting period:

Repurchase
Offer
03/21/16
04/22/16
04/22/16

$12.26
$8,935,364

5.00%

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2015	September 30, 2014
Ordinary Income	$5,734,414	$3,881,567
Long-Term Capital Gain	243,791	129,794
	$5,978,205	$4,011,361

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$765,647	$4,245,060	$—	$—	$—	$2,086,557	$7,097,264

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the period ended September 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$392,425	$(392,425)

8.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that other than those disclosed in these financial statements, there were no other subsequent events to report through the issuance of these financial statements.

Supplemental Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT*

The Investment Advisory Agreement (“New Agreement”) was approved by a majority of the Board, including the Independent Trustees, at an in-person meeting held on June 29, 2015. The Board reviewed the materials provided by the Advisor in advance of the meeting. The Trustees were assisted by independent legal counsel throughout the New Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Agreement.

Nature, Extent and Quality of Services . The Trustees discussed the Advisor’s history and portfolio management experience. They noted that the Advisor and its affiliates currently serves a variety of retail, registered investment advisers and institutional investor clients, managing approximately $787 million in assets across its non-listed real estate investment trust (“REIT”), closed end funds and DST/Net Lease platform (a real estate related investment vehicle). The Trustees reviewed the background and experience of the Advisor’s team proposed to advise and service the Fund. They noted that although the Advisor had not provided advisory services to a registered investment company directly, they considered the varied and extensive experience of the portfolio management and compliance teams, and the Advisor’s ability to leverage the experience and expertise of its affiliates to the benefit of the Fund and shareholders. The Trustees discussed the investment advisory and related services to be provided to the Fund noting that the Advisor would oversee the day-to-day operations of the Fund, provide a variety of investment advisory services including execution and management of the Fund’s investment portfolio, and provide oversight and compliance. They considered that although the Advisor does not have experience in the residential mortgage markets, it does have previous experience with REIT and real-estate related investments. The Trustees noted positively the significant support the Advisor has in the Advisor-affiliated entities which further strengthen the services available to the Fund and shareholders. The Trustees discussed the Advisor’s proposal for the ongoing management and implementation of strategy changes for the Fund over time, and agreed that it had given thoughtful consideration to the development of a strategic and promising plan for the Fund. After further discussion, the Trustees concluded that the Advisor has the potential to provide advisory services to the Fund in line with the Board’s expectations.

Performance. The Trustees reviewed the performance of a variety of accounts currently managed by the Advisor. They noted that the Advisor does not currently manage a fund with a strategy substantially similar to that of the Fund, so the performance information provided was merely illustrative of the Advisor’s general capabilities. They also reviewed the performance of multiple REITs managed by the Advisor noting the positive returns in each period shown. The Trustees considered that while the Advisor does not have experience in the residential mortgage market, its experience and successful track record in the commercial real-estate and REIT markets suggest it has the capacity to provide positive returns for shareholders.

Fees and Expenses . The Trustees noted that the Advisor proposed to charge an advisory fee of 1.25%, equal to that currently paid by the Fund. They considered that the proposed fee was higher than the Morningstar category of real estate related funds average but within the range of fees of the peer group. The Trustees noted that Morningstar does not have a closed-end interval fund category and, therefore, the Morningstar comparison, while informative is not directly on point as to the relative reasonableness of the proposed fee. The Trustees further considered that the Advisor would maintain a contractual fee waiver until January 31, 2017 limiting the Fund’s total expense ratio to 1.85%. After further discussion, the Trustees concluded that the proposed advisory fee was reasonable.

Profitability . The Trustees reviewed a profitability analysis provided by the Advisor, and discussed the Advisor’s estimated profitability in connection with its relationship with the Fund. They noted that the Advisor anticipates realizing a net profit during the initial term of the New Agreement but agreed that the amount of profit was not excessive in terms of actual dollars or as a percentage of revenue. The Trustees further noted that the Advisor had agreed, if shareholders approve the New Agreement, to pay a portion of an existing shortfall in the Fund’s mortgage loan servicing account. They considered that the Advisor’s profitability analysis did not take this expense into account, and if it had, the Advisor would realize a net loss in connection with its relationship with the Fund for the first year. After further discussion, the Trustees concluded the Advisor’s estimated profitability was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees noted the absence of breakpoints in the Advisor’s fee proposal. They considered the Advisor’s representation that the Fund could benefit from economies as certain expenses of the Fund will be leveraged across the Advisor’s shared services platform and firm resources. After further discussion, the Trustees agreed that the matter of economies of scale would be revisited in connection with the renewal of the New Agreement as the Advisor’s costs are more clearly identified and prospects for Fund growth are better understood.

Conclusion . Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the New Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the New Agreement is in the best interests of the shareholders of Vertical Capital Income Fund.

PROXY VOTE

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, October 30, 2015, shareholders of record as of the close of business on September 4, 2015 voted to approve the following proposal:

Proposal 1: To Elect a new Trustee

Shares Voted	Shares Voted Against
In Favor	or Abstentions
12,293,980	878,966

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Monday, November 16, 2015, shareholders of record as of the close of business on September 4, 2015 voted to approve the following proposal:

Proposal: To approve a new investment Advisory Agreement between the Fund and Behringer Advisors, LLC.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
6,909,137	255,810

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Behringer Advisors, LLC
15601 Dallas Parkway, Suite 600
Addison, Texas 75001

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President

Date 6/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Michael D. Cohen

Michael D. Cohen, President

Date 6/7/2016

By (Signature and Title)

*/S/ S. Jason Hall

S. Jason Hall Treasurer

Date 6/7/2016

* Print the name and title of each signing officer under his or her signature.